UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 29

Date of reporting period: November 30, 2015

Item 1.  Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK – 53.0%
	AUSTRALIA – 0.8%
11,730	Altium Ltd.	41,548
16,883	AMP Ltd.	70,749
14,778	APN News & Media Ltd.*	5,065
350	ASX Ltd.	10,455
18,769	Austal Ltd.	32,884
19,841	Australia & New Zealand Banking Group Ltd.	389,372
17,035	Australian Pharmaceutical Industries Ltd.	25,166
2,079	Aveo Group	4,802
6,784	Bendigo and Adelaide Bank Ltd.	54,671
12,805	BHP Billiton Ltd.	170,269
33,920	Boral Ltd.	138,771
27,766	Broadspectrum Ltd.*	17,108
3,275	BWP Trust	7,517
4,352	Challenger Ltd.	26,484
3,464	CIMIC Group Ltd.	62,595
883	Computershare Ltd.	7,418
7,713	CSR Ltd.	16,967
5,048	Dexus Property Group - REIT	27,983
36,647	Dick Smith Holdings Ltd.	7,407
9,915	Downer EDI Ltd.	25,797
7,965	Fairfax Media Ltd.	5,114
3,268	Flight Centre Travel Group Ltd.	84,913
9,542	Goodman Group - REIT	42,034
9,203	GPT Group - REIT	30,679
1,161	GUD Holdings Ltd.	6,561
19,603	Harvey Norman Holdings Ltd.	57,706
5,072	Investa Office Fund - REIT	14,121
1,475	JB Hi-Fi Ltd.	20,554
4,791	Lend Lease Group	43,967
4,569	Macquarie Group Ltd.	268,190
1,685	Mantra Group Ltd.	5,584
20,198	Mirvac Group - REIT	27,143
14,820	National Australia Bank Ltd.	314,270
5,274	Newcrest Mining Ltd.*	42,405
3,086	Northern Star Resources Ltd.	5,557
5,042	Nufarm Ltd.	30,711
16,200	OZ Minerals Ltd.	47,281
86,346	Pacific Brands Ltd.*	41,795
224,740	Qantas Airways Ltd.	589,087
6,509	QBE Insurance Group Ltd.	58,476
1,905	Rio Tinto Ltd.	63,433
22,812	Santos Ltd.	66,070
25,068	Scentre Group - REIT	72,258
918	Sirtex Medical Ltd.	26,673

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
10,681	Spark Infrastructure Group	14,641
3,156	Star Entertainment Group Ltd.	10,974
12,704	Stockland - REIT	36,656
46,261	Tabcorp Holdings Ltd.	152,654
3,635	Tassal Group Ltd.	11,546
17,344	Telstra Corp. Ltd.	67,061
3,695	Thorn Group, Ltd.	5,452
9,662	Vicinity Centers - REIT	18,899
2,199	Virtus Health Ltd.	10,283
9,438	Westfield Corp. - REIT	65,242
		3,501,018

	AUSTRIA – 0.0%
3,916	Austria Technologie & Systemtechnik A.G.	62,461
499	BUWOG A.G.	9,963
814	CA Immobilien Anlagen A.G.	14,840
506	Conwert Immobilien Invest S.E.*	7,110
118	DO & CO A.G.	11,427
5,019	IMMOFINANZ A.G.*	12,413
		118,214

	BELGIUM – 0.4%
145	Ackermans & van Haaren N.V.	20,137
2,388	Ageas	104,479
36,120	AGFA-Gevaert N.V.*	179,392
215	Befimmo S.A. - REIT	13,136
122	Cie d'Entreprises CFE	14,299
113	Cofinimmo - REIT[1]	11,801
431	Delhaize Group S.A.	43,152
246	Groupe Bruxelles Lambert S.A.	20,216
371	Ion Beam Applications	11,832
173	KBC Ancora	6,840
10,043	KBC Groep N.V.	599,228
370	Ontex Group N.V.*	13,152
15,710	Proximus SADP	518,366
121	Warehouses De Pauw CVA - REIT	9,681
		1,565,711

	BERMUDA – 1.2%
1,592	African Minerals Ltd.*	—
11,359	Arch Capital Group Ltd.*1	823,187
166	Argo Group International Holdings Ltd.	10,546
1,117	Aspen Insurance Holdings Ltd.	56,431
2,555	Assured Guaranty Ltd.	67,554
7,000	Biosensors International Group Ltd.*	4,019

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	BERMUDA (Continued)
1,000	Cheung Kong Infrastructure Holdings Ltd.	8,755
9,034	Endurance Specialty Holdings Ltd.	595,883
864	Enstar Group Ltd.*1	133,151
16,000	Esprit Holdings Ltd.	17,725
5,714	Everest Re Group Ltd.[1]	1,053,890
4,000	First Pacific Co., Ltd.	2,487
28,000	Giordano International Ltd.	13,840
5,144	Gulf Keystone Petroleum Ltd.*	1,664
40,000	Haitong International Securities Group Ltd.	24,982
1,000	Helen of Troy Ltd.*	103,410
5,691	Invesco Ltd.[2]	191,730
462,814	iOne Holdings Ltd.*	15,541
10,500	Kerry Properties Ltd.	29,623
70,000	Li & Fung Ltd.	48,429
11,272	Maiden Holdings Ltd.[1]	173,701
48,835	Marvell Technology Group Ltd.[2]	432,678
3,000	NWS Holdings Ltd.	4,221
2,167	OneBeacon Insurance Group Ltd. - Class A	30,035
2,000	Orient Overseas International Ltd.[1]	9,216
127	PartnerRe Ltd.	17,669
7,321	RenaissanceRe Holdings Ltd.	810,874
12,000	SmarTone Telecommunications Holdings Ltd.	17,796
200,000	Suncorp Technologies Ltd.*	3,784
12,000	Texwinca Holdings Ltd.	12,261
1,982	Validus Holdings Ltd.	93,511
83,500	Yue Yuen Industrial Holdings Ltd.	302,843
		5,111,436

	CANADA – 1.9%
900	Agrium, Inc.	88,851
4,794	Air Canada*	37,442
5,475	Alacer Gold Corp.*	10,536
11,115	Alimentation Couche-Tard, Inc. - Class B	506,707
200	Allied Properties Real Estate Investment Trust - REIT	4,905
900	Artis Real Estate Investment Trust - REIT	9,064
5,300	B2Gold Corp.*	5,794
16,064	Bank of Montreal	925,929
1,660	Bank of Nova Scotia	75,613
3,441	Bankers Petroleum Ltd.*	4,045
12,529	Bird Construction, Inc.	133,598
5,043	BlackBerry Ltd.*1	40,104
300	Boardwalk Real Estate Investment Trust - REIT	10,650
4,650	Brookfield Asset Management, Inc. - Class A	159,648
23,310	Cameco Corp.	284,862

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
500	Canadian Apartment Properties REIT	9,940
15,092	Canadian Imperial Bank of Commerce[1]	1,134,734
619	Canadian National Railway Co.	36,947
200	Canadian Real Estate Investment Trust - REIT	6,324
4,155	Cascades, Inc.	35,936
265	CCL Industries, Inc	44,009
2,412	Celestica, Inc.*	27,200
5,177	Centerra Gold, Inc.	28,144
3,482	CGI Group, Inc.*1	151,566
1,100	Chartwell Retirement Residences - REIT	10,873
200	Colliers International Group, Inc.	9,053
800	Cominar Real Estate Investment Trust - REIT	8,992
1,347	Concordia Healthcare Corp.[1]	51,875
1,050	Constellation Software, Inc.	450,640
1,200	Crescent Point Energy Corp.[1]	15,698
1,100	Detour Gold Corp.*	11,458
4,183	Dollarama, Inc.	279,712
300	Dream Office Real Estate Investment Trust - REIT	4,104
1,531	Empire Co., Ltd. - Class A	30,541
350	Fairfax Financial Holdings Ltd.*1	168,040
200	Gluskin Sheff + Associates, Inc.	3,212
300	Granite Real Estate Investment Trust - REIT	9,136
600	Great-West Lifeco, Inc.	16,305
800	H&R Real Estate Investment Trust - REIT	12,856
10,585	Horizon North Logistics, Inc.	18,944
307	Hudson's Bay Co.	4,857
866	Intact Financial Corp.	57,727
5,437	Just Energy Group, Inc.	37,985
900	Labrador Iron Ore Royalty Corp.	8,660
13,220	Lake Shore Gold Corp.*	9,503
1,877	Linamar Corp.	105,920
375	Lions Gate Entertainment Corp.[2]	12,728
12,302	Magna International, Inc.[1]	559,529
100	Manitoba Telecom Services, Inc.[1]	2,268
600	Maple Leaf Foods, Inc.	10,064
5,345	Martinrea International, Inc.	41,025
1,138	Medical Facilities Corp.	12,850
1,401	Metro, Inc.	40,348
6,322	Nevsun Resources Ltd.	17,279
1,478	New Flyer Industries, Inc.	28,964
540	North West Co., Inc.	10,982
1,100	Power Corp. of Canada	25,806
1,200	RioCan Real Estate Investment Trust - REIT	22,959
1,416	Ritchie Bros Auctioneers, Inc.[1]	37,906

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
2,100	Rogers Communications, Inc. - Class B1	81,000
17,282	Royal Bank of Canada	982,482
11,986	Sandvine Corp.*	24,682
2,501	Shaw Communications, Inc. - Class B	51,871
310	Sienna Senior Living, Inc.	3,969
2,145	Silver Standard Resources, Inc.*	11,276
4,951	Silver Wheaton Corp.[1]	64,957
400	Smart Real Estate Investment Trust - REIT	9,585
20,277	Suncor Energy, Inc.	560,277
700	Tahoe Resources, Inc.	6,159
1,197	Thomson Reuters Corp.	48,411
6,237	Toronto-Dominion Bank	254,594
1,159	Transcontinental, Inc. - Class A	18,772
1,608	TransGlobe Energy Corp.	3,167
26,616	Trican Well Service Ltd.	12,955
600	Uranium Participation Corp.*	2,440
1,300	Valeant Pharmaceuticals International, Inc.*	117,155
5,586	West Fraser Timber Co., Ltd.	229,304
400	Westshore Terminals Investment Corp.	5,595
		8,409,998

	CAYMAN ISLANDS – 0.4%
1,000	ASM Pacific Technology Ltd.[1]	7,593
91,466	Cheung Kong Property Holdings Ltd	598,224
80,466	CK Hutchison Holdings Ltd.	1,052,914
2,585	Fabrinet*	61,859
35,000	FIH Mobile Ltd.	15,888
1,875	Fresh Del Monte Produce, Inc.	81,956
192	Herbalife Ltd.*1 2	11,084
9,000	IGG, Inc.	3,969
1,324	Phoenix Group Holdings	18,263
32,000	Sa Sa International Holdings Ltd.	10,989
130,000	Sincere Watch Hong Kong Ltd.*	14,617
9,000	SITC International Holdings Co., Ltd.	4,520
26,000	Xinyi Glass Holdings Ltd.[1]	13,911
		1,895,787

	CHINA – 0.3%
286,000	Bank of China Ltd. - Class H	127,289
33,983	China Construction Bank Corp. - ADR	468,286
3,703	Industrial & Commercial Bank of China Ltd. - ADR[1]	44,843
1,264,000	Industrial & Commercial Bank of China Ltd. - Class H	765,750
		1,406,168

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CURACAO – 0.0%
3,691	Orthofix International N.V.*	146,016
288	Schlumberger Ltd.	22,219
		168,235

	DENMARK – 0.5%
1,600	AP Moeller - Maersk A/S - ADR	12,120
33	AP Moeller - Maersk A/S - Class B	50,231
95	Bavarian Nordic A/S*	4,318
3,807	Danske Bank A/S	102,034
3,250	DFDS A/S	125,424
509	Genmab A/S*	65,479
5,104	Novo Nordisk A/S - ADR	280,567
8,472	Novo Nordisk A/S - Class B	466,011
6,450	Pandora A/S	763,404
107	PER Aarsleff A/S	37,278
614	Royal Unibrew A/S	25,312
1,139	Schouw & Co.	66,199
702	SimCorp A/S	37,780
2,370	Vestas Wind Systems A/S	154,293
265	Zealand Pharma A/S*	5,641
		2,196,091

	FAROE ISLANDS – 0.0%
1,632	Bakkafrost P/F	44,376

	FINLAND – 0.2%
5,639	Caverion Corp.	52,452
2,444	Citycon OYJ	6,235
550	Elisa OYJ	20,470
14,305	Metsa Board OYJ	102,782
15,692	Nokia OYJ	113,170
9,165	Orion OYJ - Class B	305,695
2,500	Sponda OYJ	10,133
478	Tieto OYJ	12,184
8,226	UPM-Kymmene OYJ	156,766
684	YIT OYJ	3,765
		783,652

	FRANCE – 1.5%
348	Adocia*	28,783
409	Alten S.A.	22,428
285	Altran Technologies S.A.	3,730
28,497	AXA S.A.	770,011
3,991	AXA S.A. - ADR[1]	107,757
1,053	Boiron S.A.	86,612
3,673	Cap Gemini S.A.	338,280

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	FRANCE (Continued)
406	Cie Generale des Etablissements Michelin	40,661
33,283	Derichebourg S.A.*	83,833
454	Groupe Fnac*	25,396
840	Guerbet*	54,092
977	Innate Pharma S.A.*	14,301
891	Ipsen S.A.	57,185
769	Klepierre - REIT	34,908
1,267	L'Oreal S.A.	224,082
3,180	Lagardere SCA	93,782
962	Marie Brizard Wine & Spirits*	20,331
322	Mercialys S.A. - REIT	6,931
246	Nexity S.A.	10,498
15,875	Orange S.A.	274,076
265	Parrot S.A.*	6,284
255	Pernod Ricard S.A.	28,978
54,082	Peugeot S.A.*	964,736
727	Safran S.A.	53,289
13,351	Sanofi	1,186,561
2,986	Sanofi - ADR	132,041
2,073	SCOR S.E.	81,229
1,391	Societe BIC S.A.	228,710
10,388	Societe Generale S.A.	495,214
1,252	Technicolor S.A.	9,386
399	Teleperformance	33,155
729	Thales S.A.	54,250
1,122	UBISOFT Entertainment*	31,384
587	Unibail-Rodamco S.E. - REIT	150,784
1,729	Valeo S.A.	267,301
3,035	Veolia Environnement S.A.	72,691
3,504	Vinci S.A.	227,624
11,547	Vivendi S.A.	242,552
		6,563,846

	GERMANY – 1.3%
2,188	Allianz S.E.	386,599
10,050	Allianz S.E. - ADR	177,986
763	Alstria Office REIT A.G. - REIT	10,078
402	Aurubis A.G.	24,983
2,206	Bayer A.G.	293,208
95	Bechtle A.G.*	8,979
477	Continental A.G.	114,917
824	CTS Eventim A.G. & Co. KGaA	29,125
474	Deutsche Boerse A.G.	40,598
242	Deutsche Euroshop A.G.	10,251

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	GERMANY (Continued)
3,663	Deutsche Lufthansa A.G.*	52,430
3,885	Deutsche Post A.G.	113,130
7,082	Deutsche Telekom A.G.	130,527
937	Drillisch A.G.	41,850
287	Duerr A.G.	24,753
6,746	Evonik Industries A.G.	230,002
2,799	Freenet A.G.	94,073
618	Fresenius Medical Care A.G. & Co. KGaA	50,970
2,188	Fresenius S.E. & Co. KGaA	160,371
688	Gerresheimer A.G.	53,615
938	GFT Technologies S.E.	29,734
415	Hamborner REIT A.G. - REIT	4,251
5,944	Hannover Rueck S.E.	694,640
4,557	Infineon Technologies A.G.	66,934
15,268	K+S A.G.	433,554
134	KION Group A.G.	6,618
491	Krones A.G.	59,694
304	LEG Immobilien A.G.	24,043
8,647	Merck KGaA	883,968
4,263	METRO A.G.	141,820
676	Muenchener Rueckversicherungs Gesellschaft A.G.	135,932
242	Nordex S.E.*	8,105
10,012	OSRAM Licht A.G.	421,726
390	PATRIZIA Immobilien A.G.*	9,686
7,968	ProSiebenSat.1 Media A.G.	417,560
331	Stratec Biomedical A.G.	18,856
1,371	Stroeer S.E.	81,343
4,237	United Internet A.G.	225,390
2,001	Vonovia S.E.	61,933
241	XING A.G.	43,942
		5,818,174

	GUERNSEY – 0.4%
32,758	Amdocs Ltd.	1,853,120

	HONG KONG – 0.3%
52,652	AIA Group Ltd.	314,375
15,000	Champion REIT	7,650
5,963	China Mobile Ltd. - ADR	342,694
8,000	CLP Holdings Ltd.	66,792
30,000	Hong Kong & China Gas Co., Ltd.[1]	58,907
3,400	Hong Kong Exchanges and Clearing Ltd.	88,272
4,500	Hopewell Holdings Ltd.	15,950
14,500	Link REIT	87,990
30,000	New World Development Co., Ltd.	29,786

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	HONG KONG (Continued)
8,000	PCCW Ltd.	4,830
20,000	Shun Tak Holdings Ltd.	7,684
118,000	Sino Land Co., Ltd.	174,362
16,000	Sun Hung Kai Properties Ltd.	196,627
2,000	Swire Pacific Ltd. - Class A	21,829
12,000	Techtronic Industries Co., Ltd.	48,746
1,300	Television Broadcasts Ltd.	5,229
		1,471,723

	INDIA – 0.1%
12,835	Infosys Ltd. - ADR[1]	214,088
19,068	Wipro Ltd. - ADR[1]	239,303
		453,391

	IRELAND – 0.6%
2,353	Accenture PLC - Class A	252,289
98	Eaton Corp. PLC	5,700
581	Fleetmatics Group PLC*2	34,686
12,094	Greencore Group PLC	61,432
2,766	Horizon Pharma PLC*2	59,552
25,224	Medtronic PLC	1,900,376
410	Perrigo Co. PLC[2]	61,250
7,135	UDG Healthcare PLC	58,104
		2,433,389

	ISLE OF MAN – 0.0%
1,401	Paysafe Group PLC*	7,610
6,132	Playtech PLC	74,590
		82,200

	ISRAEL – 0.3%
722	Alony Hetz Properties & Investments Ltd. - REIT	5,418
1,723	Check Point Software Technologies Ltd.*1	150,401
2,269	Elbit Systems Ltd.[1]	200,572
1,057	EZchip Semiconductor Ltd.*	26,277
763	Gazit-Globe Ltd.	7,709
151	Melisron Ltd.	5,158
1,426	Mellanox Technologies Ltd.*	64,084
2,045	NICE-Systems Ltd. - ADR	125,706
9,862	Teva Pharmaceutical Industries Ltd. - ADR	620,616
		1,205,941

	ITALY – 0.5%
941	Astaldi S.P.A.*	5,651
364	Azimut Holding S.p.A.	9,286
1,867	Banca IFIS S.p.A.	49,506

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	ITALY (Continued)
32,496	Banca Popolare di Milano Scarl	31,436
4,172	Banca Popolare di Sondrio Scarl	18,978
21,105	Banco Popolare SC*	303,984
8,185	Beni Stabili S.p.A. SIIQ - REIT	6,172
1,174	Biesse S.p.A.	18,571
2,531	Brembo S.p.A.	116,183
625	DiaSorin S.p.A.	32,100
967	Engineering S.p.A.	59,241
6,407	Eni S.p.A.	104,200
2,155	Esprinet S.p.A.	19,393
13,403	Finmeccanica S.p.A.*	193,878
125,036	Intesa Sanpaolo S.p.A.	428,487
1,055	Italcementi S.p.A.	11,433
2,639	Maire Technimont S.p.A.*	7,342
20,911	Mediobanca S.p.A.[1]	200,035
14,639	Prysmian S.p.A.	319,782
4,369	Recordati S.p.A.	108,517
272	Reply S.p.A.*	34,531
		2,078,706

	JAPAN – 5.7%
5,600	Acom Co., Ltd.*	27,786
4	Activia Properties, Inc. - REIT	16,443
1,600	Adastria Co., Ltd.	94,203
300	ADEKA Corp.	4,434
8	Advance Residence Investment Corp. - REIT	17,041
300	Aeon Mall Co., Ltd.	5,159
9	AEON REIT Investment Corp. - REIT	10,403
1,000	AIN Holdings, Inc.	47,044
1,200	Alfresa Holdings Corp.	23,792
1,800	Alpine Electronics, Inc.	25,287
3,200	Alps Electric Co., Ltd.	100,694
34,000	ANA Holdings, Inc.	95,710
700	Aoyama Trading Co., Ltd.	25,994
12,700	Astellas Pharma, Inc.	178,740
300	Avex Group Holdings, Inc.	3,582
18,000	Bank of Yokohama Ltd.	105,937
19,900	Bridgestone Corp.	708,817
1,400	Brother Industries Ltd.	16,754
4,000	Calsonic Kansei Corp.	34,775
51,855	Canon, Inc.	1,567,007
2,256	Canon, Inc. - ADR	68,176
1,800	Central Japan Railway Co.	321,657
300	Century Tokyo Leasing Corp.	10,328

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
300	Chiyoda Integre Co., Ltd.	7,265
1,100	Cocokara fine, Inc.	43,259
4	Comforia Residential REIT, Inc. - REIT	7,827
1,700	CREATE SD HOLDINGS Co., Ltd.	110,715
1,100	CROOZ, Inc.	25,131
13,200	Dai-ichi Life Insurance Co., Ltd.	228,678
19,000	Daicel Corp.	277,952
26	Daihatsu Motor Co., Ltd.	337
7,800	Daiichi Sankyo Co., Ltd.	160,680
200	Daiichikosho Co., Ltd.	6,553
300	Daikyonishikawa Corp.	20,294
200	Daito Trust Construction Co., Ltd.	20,782
1,000	Daiwa House Industry Co., Ltd.	27,887
3	Daiwa House REIT Investment Corp. - REIT	11,887
6	Daiwa House Residential Investment Corp. - REIT	12,246
2	Daiwa Office Investment Corp. - REIT	9,864
11,000	Daiwa Securities Group, Inc.	71,158
3,500	Denso Corp.	166,978
400	Dentsu, Inc.	22,457
900	Descente Ltd.	10,966
3,200	Dip Corp.	72,992
3,100	DTS Corp.	73,365
2,000	Eighteenth Bank Ltd.	6,062
1,200	Eisai Co., Ltd.	77,869
400	en-japan, Inc.	13,252
1,000	Ezaki Glico Co., Ltd.	50,263
500	FANUC Corp.	89,119
1,600	Foster Electric Co., Ltd.	37,908
3	Frontier Real Estate Investment Corp. - REIT	12,149
11,100	Fuji Heavy Industries Ltd.	459,292
2,500	Fujicco Co., Ltd.	44,879
6,200	FUJIFILM Holdings Corp.	250,761
1,000	Fujimi, Inc.	12,898
2,000	Fukuda Corp.	20,995
3,000	Fukuoka Financial Group, Inc.	14,551
5	Fukuoka REIT Corp. - REIT	8,176
100	Fuyo General Lease Co., Ltd.	4,825
2,100	Geo Holdings Corp.	33,308
14	GLP J-Reit - REIT	13,660
1,300	GMO internet, Inc.	19,996
10,000	Hachijuni Bank Ltd.	60,498
2,000	Hakuhodo DY Holdings, Inc.	21,502
1,500	Haseko Corp.*	16,775
300	Heiwado Co., Ltd.	7,258

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
500	HIS Co., Ltd.	16,237
7,000	Hitachi Ltd.	41,301
500	Hitachi Transport System Ltd.	8,264
48,000	Hokuhoku Financial Group, Inc.	101,755
40,875	Honda Motor Co., Ltd. - ADR	1,335,795
6,500	Hoya Corp.	263,523
700	Hulic Co., Ltd.	6,433
6	Hulic Reit, Inc. - REIT	8,037
2,000	Hyakugo Bank Ltd.	9,799
1,000	Hyakujushi Bank Ltd.	3,656
100	IBJ Leasing Co., Ltd.	2,208
480	Iida Group Holdings Co., Ltd.	9,334
2	Industrial & Infrastructure Fund Investment Corp. - REIT	8,933
600	Information Services International-Dentsu Ltd.	10,477
16	Invincible Investment Corp. - REIT	9,613
300	IT Holdings Corp.	7,262
3,000	ITOCHU Corp.	36,545
698	ITOCHU Corp. - ADR	17,010
6,300	Itoki Corp.	48,280
6,200	IwaiCosmo Holdings Inc.	74,103
800	Izumi Co., Ltd.	31,362
1,600	Jafco Co., Ltd.	63,563
19,600	Japan Airlines Co., Ltd.	669,722
1,000	Japan Aviation Electronics Industry Ltd.	17,462
10	Japan Excellent, Inc. - REIT	11,072
25	Japan Hotel REIT Investment Corp. - REIT	18,204
5	Japan Logistics Fund, Inc. - REIT	9,581
3	Japan Prime Realty Investment Corp. - REIT	10,347
4	Japan Real Estate Investment Corp. - REIT	19,019
11	Japan Rental Housing Investments, Inc. - REIT	7,748
8	Japan Retail Fund Investment Corp. - REIT	15,307
8,123	Japan Tobacco, Inc.	290,923
5,000	Jeol Ltd.	33,604
9,200	JTEKT Corp.	169,941
1,000	Juroku Bank Ltd.	4,005
1,800	Kaken Pharmaceutical Co., Ltd.	127,003
400	Kansai Urban Banking Corp.	4,463
1,000	Kao Corp.	51,240
6,000	Kawasaki Heavy Industries Ltd.	23,855
3,900	KDDI Corp.	96,738
3	Kenedix Office Investment Corp. - REIT	13,213
3	Kenedix Residential Investment Corp. - REIT	7,555
2,600	Kenedix, Inc.	10,228
500	Kissei Pharmaceutical Co., Ltd.	12,590

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
600	Kiyo Bank Ltd.	9,046
1,400	KLab, Inc.*	12,217
15,000	Kobe Steel Ltd.	17,531
1,920	Koei Tecmo Holdings Co., Ltd.	30,110
2,900	Komatsu Ltd.	48,031
700	Komori Corp.	8,897
2,800	Konami Holdings Corp.	65,397
14,000	Konica Minolta, Inc.	147,241
8,200	Konoike Transport Co., Ltd.	103,635
800	Kose Corp.	83,796
1,700	Kura Corp.	57,680
800	Kusuri No. Aoki Co., Ltd.	42,470
600	Kyocera Corp.	27,818
500	KYORIN Holdings, Inc.	9,438
7,000	Kyowa Hakko Kirin Co., Ltd.	123,212
3,000	Kyudenko Corp.	54,591
2,600	Leopalace21 Corp.*	15,227
1,000	Mabuchi Motor Co., Ltd.	57,579
2,000	Maeda Road Construction Co., Ltd.	33,222
2,500	Makita Corp.	141,842
200	Matsumotokiyoshi Holdings Co., Ltd.	10,284
3,200	Medipal Holdings Corp.	56,044
5,400	MEIJI Holdings Co., Ltd.	432,080
1,300	Meitec Corp.	43,361
800	Message Co., Ltd.	18,894
15,800	Mitsubishi Chemical Holdings Corp.	103,468
3,000	Mitsubishi Electric Corp.	33,200
4,000	Mitsubishi Estate Co., Ltd.	84,184
7,200	Mitsubishi Motors Corp.	64,105
3,300	Mitsubishi Tanabe Pharma Corp.	57,654
77,000	Mitsubishi UFJ Financial Group, Inc.	494,738
22,000	Mitsui Chemicals, Inc.	91,574
3,000	Mitsui Fudosan Co., Ltd.	75,715
4,600	Mixi, Inc.	188,268
2,000	Miyazaki Bank Ltd.	6,607
106,600	Mizuho Financial Group, Inc.	215,254
9	Mori Hills REIT Investment Corp. - REIT	11,541
6	Mori Trust Sogo Reit, Inc. - REIT	10,070
12,000	Morinaga & Co., Ltd.	62,279
20,200	MS&AD Insurance Group Holdings	569,887
31,300	Nexon Co., Ltd.	498,663
5,700	NHK Spring Co., Ltd.	58,598
2,100	Nichi-iko Pharmaceutical Co., Ltd.	52,933
1,100	Nikkon Holdings Co., Ltd.	20,866
2,300	Nintendo Co., Ltd.	353,611

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
3	Nippon Accommodations Fund, Inc. - REIT	10,241
4	Nippon Building Fund, Inc. - REIT	18,888
27,000	Nippon Express Co., Ltd.	122,006
4	Nippon Prologis REIT, Inc. - REIT	7,009
9,000	Nippon Telegraph & Telephone Corp.	334,069
15,430	Nippon Telegraph & Telephone Corp. - ADR	575,076
32,000	Nippon Yusen KK	83,266
7,000	Nishi-Nippon City Bank Ltd.	18,536
3,000	Nishimatsu Construction Co., Ltd.*	11,821
700	Nishimatsuya Chain Co., Ltd.	6,377
6,500	Nissan Motor Co., Ltd.	69,427
800	Nissha Printing Co., Ltd.	16,744
1,900	Nitto Denko Corp.	127,935
3,700	NOK Corp.	99,765
1,300	Nomura Co., Ltd.	19,672
62,300	Nomura Holdings, Inc.	368,254
200	Nomura Real Estate Holdings, Inc.	3,917
600	NS Solutions Corp.	27,780
1,500	NSK Ltd.	18,876
86,252	NTT DOCOMO, Inc.	1,631,264
400	Obara Group, Inc.	14,425
100	OBIC Business Consultants Co., Ltd.	5,707
2,000	Oita Bank Ltd.	8,184
1,000	OKUMA Corp.	9,094
4,900	OncoTherapy Science, Inc.*	13,497
14,600	ORIX Corp.	210,789
14	Orix JREIT, Inc. - REIT	18,307
14,266	Otsuka Holdings Co., Ltd.	472,783
2,400	PALTAC Corp.	47,535
5,000	Panasonic Corp.	56,548
400	PeptiDream, Inc.*	9,803
1,000	Pilot Corp.	44,991
800	Pola Orbis Holdings, Inc.	56,150
10	Premier Investment Corp. - REIT	9,837
2,000	Prima Meat Packers Ltd.	5,349
100	Relo Holdings, Inc.	10,833
400	Resorttrust, Inc.	10,668
300	Ryohin Keikaku Co., Ltd.	64,744
200	S Foods, Inc.	3,409
2,200	Saizeriya Co., Ltd.	52,184
400	Sangetsu Co., Ltd.	7,673
5,000	Sankyu, Inc.	24,963
5,100	Secom Co., Ltd.	349,407

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
1,100	Seino Holdings Co., Ltd.	11,135
2,000	Sekisui House Ltd.	33,840
10	Sekisui House SI Residential Investment Corp. - REIT	8,777
700	Seven & I Holdings Co., Ltd.	31,345
10,000	Shimadzu Corp.	161,580
200	Shimamura Co., Ltd.	24,403
11,000	Shimizu Corp.	92,327
1,934	Shin-Etsu Chemical Co., Ltd.	109,391
1,000	Shindengen Electric Manufacturing Co., Ltd.	4,052
12,600	Shionogi & Co., Ltd.	555,305
900	Sodick Co., Ltd.	7,376
800	Sohgo Security Services Co., Ltd.	38,476
1,400	Sompo Japan Nipponkoa Holdings, Inc.	43,178
14,600	Sony Corp.	378,287
4,000	Sotetsu Holdings, Inc.	22,359
200	St. Marc Holdings Co., Ltd.	5,729
58,000	Sumitomo Chemical Co., Ltd.	332,536
7,000	Sumitomo Heavy Industries Ltd.	33,186
3,100	Sumitomo Mitsui Financial Group, Inc.	118,324
1,000	Sumitomo Realty & Development Co., Ltd.	30,402
14,041	Suntory Beverage & Food Ltd.	547,348
1,700	Suzuki Motor Corp.	52,272
12,300	T&D Holdings, Inc.	172,448
2,000	T-Gaia Corp.	24,300
900	Takeuchi Manufacturing Co., Ltd.	19,262
2,000	Takuma Co., Ltd.	16,800
300	TDK Corp.	21,575
75,000	Teijin Ltd.	266,876
10,000	Tochigi Bank Ltd.	60,492
1,000	Toei Co., Ltd.	10,176
1,300	Toho Holdings Co., Ltd.	32,268
7,400	Tokio Marine Holdings, Inc.	272,943
69,900	Tokyo Electric Power Co., Inc.*	428,221
2,200	Tokyo Steel Manufacturing Co., Ltd.	13,556
500	Tokyo Tatemono Co., Ltd.	6,009
900	Tokyu Construction Co., Ltd.	6,074
1,000	Tokyu Fudosan Holdings, Corp.	6,745
10	Tokyu REIT, Inc. - REIT	12,176
2	Top REIT, Inc. - REIT	7,346
2,700	Toridoll Corp.	42,595
26,000	Towa Bank Ltd.	24,514
7,000	Toyo Securities Co., Ltd.	22,454
200	Toyo Tire & Rubber Co., Ltd.	4,329
1,300	Toyoda Gosei Co., Ltd.	30,909

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
1,200	Toyota Motor Corp.	74,683
1,540	Toyota Motor Corp. - ADR	191,607
700	Transcosmos, Inc.	17,373
14,500	Trend Micro, Inc.	591,374
6,000	Tsukuba Bank Ltd.	19,942
1,000	Tsuruha Holdings, Inc.	89,415
600	UKC Holdings Corp.	12,945
200	Ulvac, Inc.	5,067
13	Unicharm Corp.	275
6	United Urban Investment Corp. - REIT	7,988
1,000	Valor Holdings Co., Ltd.	23,562
1,800	Warabeya Nichiyo Co., Ltd.	34,741
4,600	West Japan Railway Co.	290,523
1,100	Wowow, Inc.	29,806
7,100	Yamaha Corp.	178,561
100	Yaoko Co., Ltd.	4,509
2,000	Yurtec Corp.	20,179
400	Zenkoku Hosho Co., Ltd.	13,114
1,000	Zojirushi Corp.	16,371
		25,458,734

	JERSEY – 0.2%
26,002	Beazley PLC	154,102
1,400	Delphi Automotive PLC1 2	123,032
6,560	Randgold Resources Ltd. - ADR[1]	397,536
1,729	Shire PLC	120,368
8,632	WPP PLC	199,492
		994,530

	LIBERIA – 0.1%
3,400	Royal Caribbean Cruises Ltd.[2]	314,874

	LUXEMBOURG – 0.0%
2,036	Tenaris S.A. - ADR	53,180

	MALTA – 0.0%
1,215	Unibet Group PLC*	112,725

	NETHERLANDS – 0.8%
3,406	Aegon N.V.	20,773
2,996	Airbus Group S.E.	216,273
1,431	ASML Holding N.V.	132,404
1,636	BE Semiconductor Industries N.V.	35,271
3,729	Boskalis Westminster N.V.	165,819
84	Cimpress N.V.*	7,748
265	Eurocommercial Properties N.V.	11,225
7,354	Fiat Chrysler Automobiles N.V.*	104,985

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	NETHERLANDS (Continued)
1,003	Heineken N.V.	88,927
15,593	ING Groep N.V.	214,090
24,828	Koninklijke Ahold N.V.	540,371
8,397	Koninklijke BAM Groep N.V.*	43,693
8,484	LyondellBasell Industries N.V. - Class A	812,937
5,961	NN Group N.V.	203,505
1,327	NSI N.V. - REIT	5,352
1,007	Randstad Holding N.V.	63,017
3,198	Unilever N.V.	140,307
180	Vastned Retail N.V. - REIT	8,084
212	Wereldhave N.V. - REIT	11,851
7,668	Wessanen	74,858
15,126	Wolters Kluwer N.V.	522,254
		3,423,744

	NORWAY – 0.0%
1,568	Borregaard A.S.A.	8,581
841	Fred Olsen Energy A.S.A.*	3,714
27,550	Kongsberg Automotive A.S.A.*	18,504
424	Schibsted A.S.A. - B Shares*	14,783
		45,582

	PANAMA – 0.1%
10,499	Carnival Corp.[2]	530,514

	PUERTO RICO – 0.0%
3,082	Popular, Inc.	91,566
923	Triple-S Management Corp. - Class B*	24,404
		115,970

	SINGAPORE – 0.4%
7,900	Accordia Golf Trust	3,164
4,000	Ascendas Real Estate Investment Trust - REIT	6,771
2,800	Avago Technologies Ltd.	365,260
4,000	CapitaLand Commercial Trust - REIT	3,709
4,000	CapitaLand Mall Trust - REIT[1]	5,391
20,600	ComfortDelGro Corp. Ltd.	42,747
92,946	DBS Group Holdings Ltd.	1,085,788
5,145	Flextronics International Ltd.*	57,881
16,000	Keppel - REIT	10,541
11,000	Mapletree Commercial Trust - REIT	10,088
17,000	Mapletree Greater China Commercial Trust - REIT	11,072
10,000	Mapletree Industrial Trust - REIT[1]	10,737
13,000	Mapletree Logistics Trust - REIT	9,260
13,800	SATS Ltd.	38,617
2,000	Sembcorp Industries Ltd.	4,604

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SINGAPORE (Continued)
2,000	Singapore Exchange Ltd.[1]	10,684
3,000	Singapore Technologies Engineering Ltd.[1]	6,076
200	SunEdison Semiconductor Ltd.*	1,910
8,000	United Overseas Bank Ltd.	109,872
1,000	UOL Group Ltd.	4,324
19,500	Yangzijiang Shipbuilding Holdings Ltd.	15,191
		1,813,687

	SOUTH KOREA – 0.1%
4,948	Korea Electric Power Corp. - ADR[1]	104,749
6,071	SK Telecom Co., Ltd. - ADR	135,262
		240,011

	SPAIN – 0.5%
31,797	Abengoa S.A.	11,735
2,531	ACS Actividades de Construccion y Servicios S.A.	82,410
454	Almirall S.A.	8,326
55,917	Banco Santander S.A.	304,303
7,954	Ence Energia y Celulosa S.A	31,201
2,120	Faes Farma S.A.	5,675
8,072	Ferrovial S.A.	190,997
6,230	Gamesa Corp. Tecnologica S.A.	108,853
99,244	Iberdrola S.A.	694,457
5,754	Industria De Diseno Textil S.A.	206,663
22,371	Inmobiliaria Colonial S.A.*	15,633
58,490	International Consolidated Airlines Group S.A.*	497,499
1,214	Merlin Properties Socimi S.A. - REIT	15,118
6,713	Promotora de Informaciones S.A. - Class A*	40,071
		2,212,941

	SWEDEN – 0.5%
564	Axfood A.B.	10,232
1,536	Betsson A.B.	25,958
6,975	Bilia A.B. - A Shares	151,303
4,242	Byggmax Group A.B.	40,073
890	Castellum A.B.	12,509
12,016	Electrolux A.B.	352,165
1,432	Fabege A.B.	22,811
554	Fastighets A.B. Balder*	11,681
7,107	Hennes & Mauritz A.B. - B Shares	263,181
1,160	Hufvudstaden A.B. - A Shares	16,044
3,410	Husqvarna A.B. - B Shares	22,202
1,216	Intrum Justitia A.B.	41,523
703	Investment A.B. Kinnevik - B Shares	21,607
1,112	Investor A.B. - B Shares	42,357

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWEDEN (Continued)
999	Kungsleden A.B.	7,150
11,129	Mycronic A.B.	87,231
79	NetEnt A.B.*	4,697
1,162	Nobia A.B.	14,260
6,412	Securitas A.B. - B Shares	97,749
3,155	Skanska A.B. - B Shares	62,699
25,145	Svenska Cellulosa A.B. SCA - Class B	723,659
4,722	Swedish Match A.B.	162,663
2,529	Swedish Orphan Biovitrum A.B.*	39,938
12,290	Telefonaktiebolaget LM Ericsson - B Shares	119,298
1,780	Wallenstam A.B. - B Shares	14,529
680	Wihlborgs Fastigheter A.B.	13,394
		2,380,913

	SWITZERLAND – 1.8%
2,432	ACE Ltd.	279,315
288	Actelion Ltd.	40,402
1,928	Adecco S.A.	131,906
2,400	Allied World Assurance Co. Holdings A.G.	87,168
146	Allreal Holding A.G.	18,221
2,285	Ascom Holding A.G.	45,181
274	Autoneum Holding A.G.	53,356
14,570	Cie Financiere Richemont S.A. - ADR[1]	108,255
753	Coca-Cola HBC A.G.	18,251
16,637	Credit Suisse Group A.G.	357,530
56	Emmi A.G.*	23,049
126	Forbo Holding A.G.	139,300
8	Galenica A.G.	11,687
999	Garmin Ltd.[1]	37,812
54	Georg Fischer A.G.	35,184
198	Givaudan S.A.	357,158
109	Helvetia Holding A.G.	57,971
344	Kardex A.G.	26,640
3,541	Lonza Group A.G.	559,242
57	Mobimo Holding A.G.	12,145
247	Molecular Partners A.G.*	7,527
11,844	Nestle S.A.	877,869
13,710	Nestle S.A. - ADR	1,013,717
9,878	Novartis A.G.	842,714
1,795	Novartis A.G. - ADR	153,006
226	PSP Swiss Property A.G.	18,746
1,700	Roche Holding A.G.	455,364
184	Santhera Pharmaceutical Holding A.G.*	17,354
619	Sonova Holding A.G.	78,062

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
2,035	Swiss Life Holding A.G.	513,363
7,381	Swiss Re A.G.	703,356
79	Tecan Group A.G.	11,687
586	Vontobel Holding A.G.	26,339
3,428	Zurich Insurance Group A.G.	902,231
		8,021,108

	TAIWAN – 0.6%
17,986	Chunghwa Telecom Co., Ltd. - ADR[1]	546,775
26,773	Siliconware Precision Industries Co., Ltd. - ADR[1]	180,450
81,322	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,850,889
112,564	United Microelectronics Corp. - ADR[1]	208,243
		2,786,357

	THAILAND – 0.0%
1,553	Kasikornbank PCL - ADR	29,429

	UNITED KINGDOM – 3.4%
5,331	3i Group PLC	40,344
2,635	Abcam PLC	22,764
2,269	Alent PLC	16,981
2,777	Amlin PLC	27,573
5,634	ARM Holdings PLC	95,454
6,554	Associated British Foods PLC	349,623
1,435	AstraZeneca PLC	97,370
7,586	AstraZeneca PLC - ADR	258,303
351	AVEVA Group PLC	11,586
2,876	Aviva PLC	22,156
1,618	Balfour Beatty PLC*	6,249
204,617	Barclays PLC	688,030
10,855	Barratt Developments PLC	98,194
2,715	Bellway PLC	106,906
1,652	Berkeley Group Holdings PLC	79,882
406	Betfair Group PLC	22,382
13,797	BG Group PLC	213,716
1,138	Big Yellow Group PLC - REIT	13,658
5,478	Booker Group PLC	14,871
1,579	Bovis Homes Group PLC	22,636
54,865	BP PLC	317,089
2,671	British American Tobacco PLC	155,439
5,819	British Land Co. PLC - REIT	73,050
91,401	BT Group PLC	682,040
16,199	Cable & Wireless Communications PLC	18,462
3,725	Cairn Energy PLC*	8,047
4,226	Capital & Counties Properties PLC	28,021
15,186	Centrica PLC	49,825

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
2,779	Close Brothers Group PLC	59,540
1,477	Countrywide PLC	8,729
9,226	Crest Nicholson Holdings PLC	74,516
16,178	Dart Group PLC	127,028
4,000	Debenhams PLC	5,034
643	Derwent London PLC - REIT	36,496
1,522	Dialog Semiconductor PLC*	56,690
146,417	Direct Line Insurance Group PLC	907,994
470	Domino's Pizza Group PLC	7,435
7,902	DS Smith PLC	49,279
6,352	easyJet PLC	157,979
3,691	EnQuest PLC*	1,250
55,608	Ferrexpo PLC	21,566
1,953	Foxtons Group PLC*	5,172
25,525	GlaxoSmithKline PLC - ADR	1,034,018
2,343	Go-Ahead Group PLC	92,735
3,937	Grainger PLC	14,515
2,277	Great Portland Estates PLC - REIT	30,046
5,677	Greggs PLC	106,189
1,728	Hammerson PLC - REIT	15,876
5,830	Hansteen Holdings PLC - REIT	10,309
13,772	Hays PLC	30,536
59,776	HSBC Holdings PLC	476,947
1,134	Hunting PLC	5,665
7,660	ICAP PLC	58,685
2,025	IG Group Holdings PLC	23,607
20,355	Imperial Tobacco Group PLC	1,099,455
2,144	Inchcape PLC	25,379
7,608	Indivior PLC	22,393
9,711	Intermediate Capital Group PLC	89,682
39,540	Investec PLC	336,370
83,208	ITV PLC	339,437
49,612	J Sainsbury PLC[1]	189,573
2,034	John Wood Group PLC	17,099
99,079	Kingfisher PLC	526,834
677	Laird PLC	3,635
6,063	Land Securities Group PLC - REIT	112,401
101	LivaNova PLC*2	6,045
160,555	Lloyds Banking Group PLC	176,311
3,484	Londonmetric Property PLC - REIT	8,584
790	Majestic Wine PLC[1]	4,013
35,412	Man Group PLC	86,918
2,668	Mondi PLC	62,006
12,329	Moneysupermarket.com Group PLC	60,494

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
468,775	Monitise PLC*1	20,051
250	Next PLC	29,807
5,184	OneSavings Bank PLC	30,036
3,034	Ophir Energy PLC*	4,497
1,622	Pace PLC	9,737
27,092	Persimmon PLC	780,928
5,049	Premier Farnell PLC	7,870
4,583	Premier Oil PLC*	4,904
948	Prudential PLC	21,976
11,585	Reckitt Benckiser Group PLC[1]	1,086,277
4,070	Reckitt Benckiser Group PLC - ADR	77,208
14,197	Redde PLC	37,391
2,117	Redrow PLC	14,482
21,297	Relx PLC*	384,156
445	Renishaw PLC	12,328
515	Rightmove PLC	31,017
1,793	Rockhopper Exploration PLC*	849
30,274	Royal Bank of Scotland Group PLC*	137,859
3,981	Royal Dutch Shell PLC - A Shares	98,790
9,722	Royal Dutch Shell PLC - B Shares	241,858
7,354	Royal Mail PLC	53,781
4,079	SABMiller PLC	247,319
1,668	Safestore Holdings PLC - REIT	9,060
2,156	Sage Group PLC	19,023
1,087	Savills PLC	14,690
1,832	Shaftesbury PLC - REIT	25,743
3,532	Smith & Nephew PLC	59,837
1,351	Soco International PLC	2,754
1,706	St. Modwen Properties PLC	11,127
3,065	Standard Chartered PLC	25,701
198	STERIS PLC	15,123
1,673	SVG Capital PLC*	12,281
2,735	Synthomer PLC	13,250
3,106	TalkTalk Telecom Group PLC	11,199
175,963	Taylor Wimpey PLC	515,446
1,084	Telecity Group PLC	19,944
15,515	Thomas Cook Group PLC*	27,978
13,294	Travis Perkins PLC	406,856
7,990	Tullett Prebon PLC	42,138
5,250	Unilever PLC	224,097
1,586	Unite Group PLC	16,093
20,956	Vodafone Group PLC	70,524
11,798	Watchstone Group PLC*	17,547
4,541	WH Smith PLC	118,605
9,609	William Hill PLC	51,738

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
968	Workspace Group PLC - REIT	13,914
127	Zeal Network S.E.	5,737
		15,208,642

	UNITED STATES – 28.0%
88	1-800-Flowers.com, Inc. - Class A*	680
867	A Schulman, Inc.	30,007
223	ABIOMED, Inc.*	18,190
234	ACADIA Pharmaceuticals, Inc.*2	8,880
89	Advanced Energy Industries, Inc.*	2,596
25,708	Aeropostale, Inc.*1 2	13,887
7,001	Aetna, Inc.	719,353
7,736	Aflac, Inc.	504,697
367	AGL Resources, Inc.	22,963
2,048	Akamai Technologies, Inc.*	117,985
300	Alexandria Real Estate Equities, Inc. - REIT	27,627
8,939	Allstate Corp.	561,012
339	Almost Family, Inc.*	14,363
1,677	Alphabet, Inc. - Class A*	1,279,299
802	Alphabet, Inc. - Class C*	595,565
8,064	Altria Group, Inc.	464,486
866	AMAG Pharmaceuticals, Inc.*2	23,053
811	Amazon.com, Inc.*	539,153
606	AMC Entertainment Holdings, Inc. - Class A	15,398
152	Amedisys, Inc.*	6,170
377	AMERCO	152,836
1,642	American Eagle Outfitters, Inc.1 2	25,566
7,842	American Electric Power Co., Inc.	439,230
20,400	American Express Co.	1,461,456
9,218	American Financial Group, Inc.	682,132
3,373	American International Group, Inc.	214,455
8,410	American National Insurance Co.	902,898
1,400	American States Water Co.	58,562
1,300	American Tower Corp. - REIT	129,194
759	American Woodmark Corp.*	62,246
2,101	AmerisourceBergen Corp.	207,243
4,630	Amgen, Inc.	745,893
4,195	Amkor Technology, Inc.*	28,526
110	Anacor Pharmaceuticals, Inc.*2	12,840
89,908	Annaly Capital Management, Inc. - REIT	861,319
4,437	Anthem, Inc.	578,496
6,082	Apollo Commercial Real Estate Finance, Inc. - REIT[1]	106,739
28,052	Apple, Inc.	3,318,552
769	ArcBest Corp.	18,518

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
13,900	Archer-Daniels-Midland Co.	507,211
397	Assurant, Inc.	33,951
24,494	AT&T, Inc.	824,713
1,215	Atmel Corp.	10,510
417	Atmos Energy Corp.	25,983
700	AvalonBay Communities, Inc. - REIT	127,253
2,400	Avery Dennison Corp.	158,304
11,943	Avnet, Inc.[1]	541,257
1,260	Baker Hughes, Inc.	68,128
969	BancFirst Corp.	62,471
950	BancorpSouth, Inc.	25,555
1,900	Bank of New York Mellon Corp.	83,296
1,004	Barracuda Networks, Inc.*2	19,106
20,975	Baxalta, Inc.	721,121
24,950	Baxter International, Inc.	939,367
711	Becton, Dickinson and Co.	106,828
22,550	Bed Bath & Beyond, Inc.*	1,229,426
8,105	Best Buy Co., Inc.[2]	257,577
2,475	Big 5 Sporting Goods Corp.	23,909
4,273	Big Lots, Inc.	192,242
50	Bio-Rad Laboratories, Inc. - Class A*	6,986
200	Bio-Techne Corp.[2]	18,242
747	Biogen, Inc.*	214,284
575	BioMed Realty Trust, Inc. - REIT	13,495
1,348	Black Box Corp.	15,246
400	BlackRock, Inc.	145,488
1,500	Bloomin' Brands, Inc.	25,965
12	Bluebird Bio, Inc.*	1,065
2,122	Boeing Co.	308,645
354	Boise Cascade Co.*	11,080
1,954	BOK Financial Corp.	134,533
5,000	Booz Allen Hamilton Holding Corp.	152,250
700	Boston Properties, Inc. - REIT	87,493
1,583	Broadcom Corp. - Class A	86,479
100	Broadridge Financial Solutions, Inc.	5,498
12,900	Brocade Communications Systems, Inc.	121,067
340	Brown & Brown, Inc.	11,036
1,085	Burlington Stores, Inc.*	52,199
23,315	CA, Inc.	655,385
12	Cable One, Inc.*	5,355
1,279	Caesars Entertainment Corp.*1 2	10,833
438	CAI International, Inc.*	4,897
1,900	Caleres, Inc.	53,390
2,980	Cambrex Corp.*	159,817

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
401	Capella Education Co.	19,248
134	Capital One Financial Corp.	10,520
7,100	Cardinal Health, Inc.[2]	616,635
887	Career Education Corp.*2	3,743
184	Carlisle Cos., Inc.	16,275
100	Carter's, Inc.	8,623
244	CBOE Holdings, Inc.	17,619
1,451	Central Pacific Financial Corp.	33,721
1,029	Charles River Laboratories International, Inc.*	78,791
3,560	Checkpoint Systems, Inc.	22,392
6,224	Cheesecake Factory, Inc.[1]	293,337
2,871	Chemed Corp.[1]	443,541
13,250	Chevron Corp.	1,209,990
21,305	Chimera Investment Corp. - REIT	300,187
2,525	Chubb Corp.	329,588
1,370	Church & Dwight Co., Inc.	117,505
1,214	Cigna Corp.	163,866
2,649	Cintas Corp.	242,622
85,779	Cisco Systems, Inc.[2]	2,337,478
11,529	Citigroup, Inc.	623,604
12,955	Citizens Financial Group, Inc.[2]	344,992
2,067	Citrix Systems, Inc.*	158,477
2,028	Clear Channel Outdoor Holdings, Inc. - Class A*	10,647
89	Clovis Oncology, Inc.*	2,799
900	CME Group, Inc.	87,885
600	CNO Financial Group, Inc.	12,138
8,512	Coca-Cola Co.	362,781
2,613	Cognizant Technology Solutions Corp. - Class A*	168,748
143	Cohu, Inc.	1,875
1,500	Comcast Corp.1 2	91,560
6,400	Comcast Corp. - Class A	389,504
6,619	Comerica, Inc.	306,791
864	Comfort Systems USA, Inc.	27,423
1,320	Community Health Systems, Inc.*1 2	38,201
461	Compass Minerals International, Inc.[1]	38,789
1,705	Computer Sciences Corp.[2]	53,418
1,909	Consolidated Edison, Inc.	118,644
91	Constant Contact, Inc.*	2,847
2,101	Cooper Tire & Rubber Co.	88,221
1,483	Corcept Therapeutics, Inc.*1 2	7,830
66	Core-Mark Holding Co., Inc.	5,629
52	CoreLogic, Inc.*	1,917
619	Corporate Office Properties Trust - REIT	13,798
3,112	Costco Wholesale Corp.	502,339

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,501	Covenant Transportation Group, Inc. - Class A*	31,536
241	Cracker Barrel Old Country Store, Inc.1 2	30,347
300	Crane Co.	15,606
618	Credit Acceptance Corp.*2	123,860
1,123	Crown Castle International Corp. - REIT	96,477
1,705	CSRA, Inc.*	53,725
800	CubeSmart - REIT	23,296
640	Cullen/Frost Bankers, Inc.[1]	44,666
14,135	CVS Health Corp.	1,329,962
491	Cypress Semiconductor Corp.	5,313
780	CyrusOne, Inc. - REIT	28,205
195	Cytec Industries, Inc.	14,600
7,626	Darden Restaurants, Inc.[2]	428,352
1,190	Dean Foods Co.	22,324
8,669	Delta Air Lines, Inc.	402,762
169	Depomed, Inc.*1 2	3,285
1,793	DexCom, Inc.*	152,441
1,495	DHI Group, Inc.*	13,933
35,400	Diamond Offshore Drilling, Inc.	801,102
176	Diamondback Energy, Inc.*	13,732
4,383	Discover Financial Services	248,779
3,900	Dollar General Corp.	255,099
500	Domtar Corp.	20,545
3,296	Dr. Pepper Snapple Group, Inc.	295,816
300	DST Systems, Inc.	36,684
3,060	DTE Energy Co.	246,299
2,199	Duke Energy Corp.	149,004
409	Dyax Corp.*	13,767
142	Eagle Materials, Inc.	9,809
506	East West Bancorp, Inc.	21,950
82,461	eBay, Inc.*2	2,440,021
5,800	Edwards Lifesciences Corp.*2	945,400
1,122	El Pollo Loco Holdings, Inc.*1 2	13,778
8,800	Electronic Arts, Inc.*	596,552
7,377	Eli Lilly & Co.	605,209
5,391	EMC Corp.	136,608
4,301	Emergent BioSolutions, Inc.*	162,019
4,764	Energizer Holdings, Inc.	161,118
1,526	Ennis, Inc.	30,505
10,858	Enphase Energy, Inc.*1 2	18,133
11,572	Entravision Communications Corp. - Class A2	97,089
1,561	EPAM Systems, Inc.*	122,898
318	ePlus, Inc.*	28,044
300	EPR Properties - REIT	16,812

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
190	Equinix, Inc. - REIT1 2	56,335
66	Equity Commonwealth - REIT*	1,823
1,300	Equity LifeStyle Properties, Inc. - REIT	81,094
1,200	Equity Residential - REIT	95,784
300	Essex Property Trust, Inc. - REIT	69,237
61,426	Exelon Corp.	1,677,544
18,692	Express Scripts Holding Co.*	1,597,792
370	Extended Stay America, Inc.	6,331
27,575	Exxon Mobil Corp.	2,251,774
900	Facebook, Inc. - Class A*	93,816
10,700	Fidelity National Information Services, Inc.	681,269
63	First Citizens BancShares, Inc. - Class A	16,690
582	First Financial Corp.	21,278
801	First Interstate BancSystem, Inc. - Class A	24,358
994	First Niagara Financial Group, Inc.	10,715
346	Five Prime Therapeutics, Inc.*	13,304
1,102	Flagstar Bancorp, Inc.*	27,065
4,700	Foot Locker, Inc.	305,500
2,769	Four Corners Property Trust, Inc.*	54,826
656	Francesca's Holdings Corp.*	9,794
42,050	Franklin Resources, Inc.	1,762,736
74	FreightCar America, Inc.	1,795
2,200	Fulton Financial Corp.	31,834
179	GAMCO Investors, Inc. - Class A2	11,723
10,065	Gannett Co., Inc.	171,910
3,375	General Dynamics Corp.	494,303
299	General Electric Co.[2]	8,952
2,300	General Growth Properties, Inc. - REIT	58,581
9,664	General Mills, Inc.	558,193
2,592	General Motors Co.	93,830
329	Genworth Financial, Inc. - Class A*2	1,661
800	GEO Group, Inc. - REIT	23,456
1,317	Gigamon, Inc.*	35,678
6,815	Gilead Sciences, Inc.	722,117
695	GNC Holdings, Inc. - Class A	20,718
441	Goldman Sachs Group, Inc.	83,799
10,372	Goodyear Tire & Rubber Co.[2]	361,775
12	Graham Holdings Co. - Class B	6,495
101	Gray Television, Inc.*2	1,692
213	Great Southern Bancorp, Inc.	10,833
5,467	Groupon, Inc.*1 2	15,800
299	Gulfport Energy Corp.*	7,601
6,971	Harte-Hanks, Inc.1 2	26,211
700	Hatteras Financial Corp. - REIT	9,856

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
14,050	Hawaiian Electric Industries, Inc.	401,549
735	Hawaiian Holdings, Inc.*	26,607
1,600	HCP, Inc. - REIT1 2	56,848
214	Health Net, Inc.*	13,538
1,205	Healthcare Realty Trust, Inc. - REIT	32,764
1,873	HealthSouth Corp.	65,911
138	Healthways, Inc.*	1,831
467	Heidrick & Struggles International, Inc.	13,478
174	Henry Schein, Inc.*	27,228
5,096	Hewlett Packard Enterprise Co.*2	75,727
9,402	HollyFrontier Corp.[2]	452,048
12,312	Home Depot, Inc.	1,648,331
215	HomeAway, Inc.*2	7,602
700	Honeywell International, Inc.	72,765
2,293	Horace Mann Educators Corp.	80,094
4,205	Hormel Foods Corp.	315,039
2,600	Host Hotels & Resorts, Inc. - REIT	43,160
9,365	Hovnanian Enterprises, Inc. - Class A*1 2	17,138
100	Howard Hughes Corp.*	12,379
731	Humana, Inc.	123,290
462	Huntington Ingalls Industries, Inc.	60,485
213	II-VI, Inc.*	3,966
325	Ingles Markets, Inc. - Class A	17,703
22,400	Ingram Micro, Inc. - Class A	692,832
700	Ingredion, Inc.	68,999
2,402	Insight Enterprises, Inc.*	64,326
507	Insperity, Inc.	21,882
700	Integrated Device Technology, Inc.*	19,628
9,321	Intel Corp.	324,091
297	Inteliquent, Inc.	5,705
48	Intercept Pharmaceuticals, Inc.*1 2	8,472
1,466	Interface, Inc.	29,144
1,200	International Paper Co.	50,196
1,577	Interpublic Group of Cos., Inc.	36,271
321	INTL. FCStone, Inc.*	11,421
350	Invesco Mortgage Capital, Inc. - REIT	4,697
3,900	Investment Technology Group, Inc.	78,273
3,102	Isle of Capri Casinos, Inc.*	57,201
267	IXYS Corp.	3,399
750	J&J Snack Foods Corp.	87,510
400	Janus Capital Group, Inc.[2]	6,316
1,117	John B Sanfilippo & Son, Inc.	64,283
32,274	Johnson & Johnson	3,267,420
3,100	JPMorgan Chase & Co.	206,708

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
68,695	KeyCorp[2]	900,591
600	Kforce, Inc.	16,164
4,600	Kimberly-Clark Corp.	548,090
1,700	Kraft Heinz Co.	125,273
15,356	Kroger Co.[2]	578,307
50	L-3 Communications Holdings, Inc.[2]	6,121
650	La-Z-Boy, Inc.	17,427
1,180	Lamar Advertising Co. - Class A - REIT	68,924
7,947	Lancaster Colony Corp.[1]	923,918
500	LaSalle Hotel Properties - REIT[2]	14,105
381	LHC Group, Inc.*	17,736
383	Liberty Ventures*	16,473
500	Lincoln Electric Holdings, Inc.	28,225
1,768	Lockheed Martin Corp.	387,475
10,063	Lowe's Cos., Inc.	770,826
246	LPL Financial Holdings, Inc.1 2	11,311
200	Macquarie Infrastructure Corp.	15,006
142	MacroGenics, Inc.*	4,910
3,000	Macy's, Inc.	117,240
1,700	Manhattan Associates, Inc.*	130,220
6,062	ManpowerGroup, Inc.	547,277
13,569	Marathon Petroleum Corp.	792,565
107	MarketAxess Holdings, Inc.[2]	11,425
11,306	Masco Corp.[2]	338,162
99	MasTec, Inc.*	2,023
421	McCormick & Co., Inc.[1]	36,172
7,071	McDonald's Corp.	807,225
785	McGraw Hill Financial, Inc.	75,729
1,000	McKesson Corp.	189,350
1,231	Mead Johnson Nutrition Co.	99,206
300	Medifast, Inc.*	9,096
7,413	Medivation, Inc.*2	313,422
1,100	Mentor Graphics Corp.	20,603
4,446	Merck & Co., Inc.	235,682
7,100	Meritor, Inc.*	76,254
464	Methode Electronics, Inc.	16,741
3,902	MetLife, Inc.	199,353
181,439	MFA Financial, Inc. - REIT[2]	1,266,444
13,939	Micron Technology, Inc.*2	222,048
90	Microsemi Corp.*	3,241
59,856	Microsoft Corp.	3,253,174
422	Molina Healthcare, Inc.*	25,430
1,713	Momenta Pharmaceuticals, Inc.*	30,594
385	Monster Beverage Corp.*	59,525

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,200	Monster Worldwide, Inc.*	7,728
5,647	Morgan Stanley[2]	193,692
5,778	Mosaic Co.	182,816
100	Movado Group, Inc.	2,675
300	MSCI, Inc.	21,036
1,865	Multi-Fineline Electronix, Inc.*	46,028
470	Murphy USA, Inc.*	27,993
40	NACCO Industries, Inc. - Class A	1,690
2,517	Nasdaq, Inc.	147,547
465	National Oilwell Varco, Inc.[1]	17,363
33	NCR Corp.*2	895
1,661	Nelnet, Inc. - Class A	54,813
12,749	Net 1 UEPS Technologies, Inc.*	192,892
117	Netflix, Inc.*	14,430
475	NETGEAR, Inc.*	20,952
300	NetScout Systems, Inc.*2	9,930
1,082	Neurocrine Biosciences, Inc.*	58,828
653	New Residential Investment Corp. - REIT	8,306
316	New Senior Investment Group, Inc. - REIT	2,917
4,400	News Corp.	63,140
6,535	NIKE, Inc. - Class B2	864,450
5,718	Northrop Grumman Corp.	1,065,606
542	NorthStar Asset Management Group, Inc.	7,371
44	NuVasive, Inc.*	2,294
4,500	NVIDIA Corp.	142,740
1,382	Office Depot, Inc.*	9,107
1,362	OmniVision Technologies, Inc.*	39,770
318	ONE Gas, Inc.	15,503
59	Ophthotech Corp.*	3,751
1,182	OPKO Health, Inc.*1 2	12,931
5,775	Oracle Corp.	225,052
2,414	OraSure Technologies, Inc.*	15,088
500	Orbital ATK, Inc.	42,955
62	Oshkosh Corp.[2]	2,719
3,379	Outfront Media, Inc. - REIT	77,210
1,235	Owens Corning	57,847
67	Oxford Industries, Inc.	4,552
600	Patrick Industries, Inc.*	24,858
3,071	PayPal Holdings, Inc.*	108,283
8,662	PDL BioPharma, Inc.1 2	32,786
34,373	PepsiCo, Inc.	3,442,800
48,609	Pfizer, Inc.[2]	1,592,917
4,155	PG&E Corp.	219,093
2,400	PharMerica Corp.*	81,648

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
169	Philip Morris International, Inc.	14,769
222	Piedmont Natural Gas Co., Inc.[2]	12,909
14,475	Pinnacle West Capital Corp.	917,136
429	Pioneer Natural Resources Co.	62,098
700	Piper Jaffray Cos.*	28,371
25,267	PNC Financial Services Group, Inc.1 2	2,413,251
126	Pool Corp.	10,337
1,900	Post Properties, Inc. - REIT	112,024
394	Precision Castparts Corp.	91,227
300	Primerica, Inc.	15,372
442	PrivateBancorp, Inc.	19,497
35,337	Procter & Gamble Co.	2,644,621
953	Progress Software Corp.*	22,862
2,600	Prologis, Inc. - REIT	111,150
6,261	Prosperity Bancshares, Inc.	346,922
3,400	Prudential Financial, Inc.	294,270
30,693	Public Service Enterprise Group, Inc.	1,200,096
500	Public Storage - REIT	120,030
388	QEP Resources, Inc.	6,130
1,730	QLogic Corp.*2	22,317
800	Qorvo, Inc.*1 2	46,456
18,050	QUALCOMM, Inc.	880,660
25,170	Quantum Corp.*2	22,172
1,380	Quest Diagnostics, Inc.	94,282
6,149	Quintiles Transnational Holdings, Inc.*	418,071
13,311	Rackspace Hosting, Inc.*2	380,961
677	Raptor Pharmaceutical Corp.*	4,279
6,621	Raytheon Co.	821,203
900	Reinsurance Group of America, Inc.	82,692
1,322	Rent-A-Center, Inc.	22,686
1,644	Republic Services, Inc.	72,221
406	Resources Connection, Inc.	7,410
1,521	RetailMeNot, Inc.*2	14,845
2,740	Reynolds American, Inc.	126,725
3,200	RLJ Lodging Trust - REIT	78,080
1,452	Ross Stores, Inc.	75,519
187	Rubicon Project, Inc.*	2,758
251	Sage Therapeutics, Inc.*2	12,028
524	Sanmina Corp.*	11,879
6,500	SciClone Pharmaceuticals, Inc.*	59,605
1,426	SEI Investments Co.	77,560
38	Shoe Carnival, Inc.	740
1,000	Simon Property Group, Inc. - REIT	186,240
158	Sirona Dental Systems, Inc.*2	17,140

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
2,700	Skechers U.S.A., Inc. - Class A*2	81,540
500	SL Green Realty Corp. - REIT	59,040
194	SolarWinds, Inc.*	11,335
193	Solera Holdings, Inc.	10,372
12,268	Southwest Airlines Co.[2]	562,856
39,550	Southwestern Energy Co.*	356,346
1,500	Sovran Self Storage, Inc. - REIT	150,735
2,317	Spirit AeroSystems Holdings, Inc. - Class A*	121,527
356	Spirit Airlines, Inc.*	13,090
2,068	Stage Stores, Inc.1 2	16,006
1,581	Stamps.com, Inc.*	160,250
121	StanCorp Financial Group, Inc.	13,750
9,404	Staples, Inc.	113,506
3,700	Starbucks Corp.	227,143
1,997	Starwood Hotels & Resorts Worldwide, Inc.[2]	143,464
1,000	Starwood Property Trust, Inc. - REIT	20,330
1,000	Steel Dynamics, Inc.	17,390
364	Stein Mart, Inc.	2,814
753	Strategic Hotels & Resorts, Inc. - REIT*	10,662
1,154	Strayer Education, Inc.*	68,305
779	Stryker Corp.	75,142
1,908	Sucampo Pharmaceuticals, Inc. - Class A*	32,722
300	Summit Hotel Properties, Inc. - REIT	3,999
1,399	SunCoke Energy, Inc.[2]	5,288
741	Sunstone Hotel Investors, Inc. - REIT	10,878
20,541	SunTrust Banks, Inc.	891,890
289	Supernus Pharmaceuticals, Inc.*	4,670
978	SurModics, Inc.*	20,597
78	Sykes Enterprises, Inc.*	2,482
9,208	Symantec Corp.	180,293
17,699	Symetra Financial Corp.	557,165
100	Synaptics, Inc.*	8,977
3,215	Synopsys, Inc.*	161,007
834	Synovus Financial Corp.	27,839
741	Sysco Corp.	30,455
25,195	Target Corp.	1,826,637
4,278	Taylor Morrison Home Corp. - Class A*	74,865
600	TCF Financial Corp.	9,192
201	Team Health Holdings, Inc.*2	11,083
3,444	Tech Data Corp.*	232,987
674	TECO Energy, Inc.	17,740
6,290	Teradata Corp.*1 2	188,134
170	Tesoro Corp.	19,579

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
2,800	Texas Instruments, Inc.	162,736
1,196	Textron, Inc.	51,033
1,409	Thor Industries, Inc.	81,609
809	Time Warner Cable, Inc.[2]	149,479
2,400	TJX Cos., Inc.	169,440
1,194	TopBuild Corp.*2	36,369
14,053	Torchmark Corp.[1]	851,893
21,084	Travelers Cos., Inc.	2,415,594
111	Triumph Group, Inc.	4,446
11,288	Trustmark Corp.[1]	285,022
1,041	Two Harbors Investment Corp. - REIT	8,849
36,700	U.S. Bancorp	1,610,763
137	Ultragenyx Pharmaceutical, Inc.*	13,470
134	UniFirst Corp.	14,550
12,139	United Continental Holdings, Inc.*	676,506
3,292	United Therapeutics Corp.*	502,458
10,423	UnitedHealth Group, Inc.	1,174,776
1,594	Universal Corp.[1]	90,125
2,800	Universal Insurance Holdings, Inc.1 2	55,300
11,900	Unum Group	436,492
630	USANA Health Sciences, Inc.*	84,382
100	Vail Resorts, Inc.	12,060
12,920	Valero Energy Corp.	928,431
3,242	Varian Medical Systems, Inc.*	261,889
1,233	VASCO Data Security International, Inc.*1 2	23,032
41	Vectren Corp.	1,745
1,100	Ventas, Inc. - REIT	58,674
7,596	Viacom, Inc. - Class B	378,205
8,489	Vince Holding Corp.*2	43,973
4,836	Visa, Inc. - Class A1	382,092
200	Visteon Corp.*	23,982
760	VMware, Inc. - Class A*1 2	46,672
6,700	Vonage Holdings Corp.*2	43,215
600	Vornado Realty Trust - REIT	58,056
40,059	Wal-Mart Stores, Inc.	2,357,072
1,292	Walgreens Boots Alliance, Inc.	108,567
5,879	Walt Disney Co.	667,090
1,300	Waste Management, Inc.	69,901
400	Webster Financial Corp.	16,084
52,950	Wells Fargo & Co.	2,917,545
1,214	Welltower, Inc. - REIT[2]	76,713
3,300	Western Digital Corp.	205,953
2,000	Weyerhaeuser Co. - REIT	64,340
107	WGL Holdings, Inc.	6,598

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
46,525	Whole Foods Market, Inc.	1,356,204
2,047	Williams Cos., Inc.[2]	74,838
1,185	Williams-Sonoma, Inc.	75,046
56,380	Xerox Corp.[2]	594,809
1,287	YRC Worldwide, Inc.*	21,789
459	Yum! Brands, Inc.	33,282
2,469	Zimmer Biomet Holdings, Inc.	249,394
100	Zions Bancorporation	2,996
6,099	Zoetis, Inc.	284,823
353	Zumiez, Inc.*	5,327
6,657	Zynga, Inc. - Class A*2	17,175
		124,935,766

	VIRGIN ISLANDS (BRITISH) – 0.1%
8,055	Michael Kors Holdings Ltd.*	346,526

	TOTAL COMMON STOCK (Cost $214,878,256)	236,186,409

	EXCHANGE TRADED FUNDS – 24.5%
1,111,443	iShares MSCI Emerging Markets Minimum Volatility ETF[1]	55,905,583
766,077	iShares MSCI All Country World Minimum Volatility ETF[1]	53,610,068

	TOTAL EXCHANGE TRADED FUNDS (Cost $115,939,287)	109,515,651

	OPEN-END MUTUAL FUND – 13.8%
	UNITED STATES – 13.8%
2,890,597	GMO Quality Fund - Class III	61,396,282

	TOTAL OPEN-END MUTUAL FUND (Cost $64,771,071)	61,396,282

	PREFERRED STOCK – 0.1%
	GERMANY – 0.1%
6,190	Porsche Automobil Holding S.E.	324,120
213	Sartorius A.G. Preference	50,129
359	Volkswagen A.G. Preference	49,760
		424,009

	TOTAL PREFERRED STOCK (Cost $388,741)	424,009

	SHORT-TERM INVESTMENTS – 13.0%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 5.9%
	Collateral Pool Allocation	26,432,697

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET FUNDS – 7.1%
31,644,762	JPMorgan Prime Money Market Fund - Agency Shares, 0.04% 2 3	31,644,762

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,077,459)	58,077,459

	WARRANT – 0.0%
	HONG KONG – 0.0%
8	Sun Hung Kai Properties Ltd.*	6

	TOTAL WARRANT (Cost $—)	6

Number of Contracts		Value

	PURCHASED OPTIONS – 0.1%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
54	Exercise Price: $2,235, Expiration Date: 12/19/2015*	1,080
	S&P 500 Index - Flex
54	Exercise Price: $2,250, Expiration Date: 12/02/2015*	—
55	Exercise Price: $2,220, Expiration Date: 12/07/2015*	—
55	Exercise Price: $2,220, Expiration Date: 12/09/2015*	—
56	Exercise Price: $2,190, Expiration Date: 12/14/2015*	132
55	Exercise Price: $2,210, Expiration Date: 12/16/2015*	94
54	Exercise Price: $2,240, Expiration Date: 12/21/2015*	38
54	Exercise Price: $2,235, Expiration Date: 12/23/2015*	80
54	Exercise Price: $2,235, Expiration Date: 12/28/2015*	136
	S&P 500 Index - Weekly
54	Exercise Price: $2,240, Expiration Date: 12/04/2015*	270
55	Exercise Price: $2,195, Expiration Date: 12/11/2015*	550
54	Exercise Price: $2,230, Expiration Date: 12/24/2015*	1,620
		4,000

	PURCHASED PUT OPTIONS – 0.1%
	iShares MSCI EAFE Index
1,610	Exercise Price: $55, Expiration Date: 12/18/2015*	8,050
1,618	Exercise Price: $54, Expiration Date: 01/15/2016*	35,596
	iShares MSCI EAFE Index - Flex
1,625	Exercise Price: $53, Expiration Date: 12/04/2015*	—
1,623	Exercise Price: $54, Expiration Date: 12/11/2015*	279
1,615	Exercise Price: $54, Expiration Date: 12/24/2015*	—
1,633	Exercise Price: $53, Expiration Date: 12/31/2015*	7,651
1,630	Exercise Price: $53, Expiration Date: 01/08/2016*	13,657
1,630	Exercise Price: $54, Expiration Date: 01/22/2016*	26,854
	iShares Russell 2000 Index
98	Exercise Price: $100, Expiration Date: 12/18/2015*	294
94	Exercise Price: $103, Expiration Date: 12/31/2015*	1,222

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
96	Exercise Price: $101, Expiration Date: 01/15/2016*	1,920
	iShares Russell 2000 Index - Flex
96	Exercise Price: $100, Expiration Date: 12/04/2015*	—
97	Exercise Price: $101, Expiration Date: 12/11/2015*	51
97	Exercise Price: $101, Expiration Date: 12/24/2015*	582
95	Exercise Price: $102, Expiration Date: 01/08/2016*	1,504
93	Exercise Price: $105, Expiration Date: 01/22/2016*	4,116
	S&P 500 Index
37	Exercise Price: $1,825, Expiration Date: 12/19/2015*	3,552
54	Exercise Price: $1,890, Expiration Date: 12/19/2015*	9,720
36	Exercise Price: $1,850, Expiration Date: 01/15/2016*	20,880
	S&P 500 Index - Flex
54	Exercise Price: $1,900, Expiration Date: 12/02/2015*	2
55	Exercise Price: $1,860, Expiration Date: 12/07/2015*	260
55	Exercise Price: $1,865, Expiration Date: 12/09/2015*	1,169
56	Exercise Price: $1,810, Expiration Date: 12/14/2015*	1,983
55	Exercise Price: $1,840, Expiration Date: 12/16/2015*	4,522
54	Exercise Price: $1,885, Expiration Date: 12/21/2015*	11,693
54	Exercise Price: $1,885, Expiration Date: 12/23/2015*	13,344
54	Exercise Price: $1,875, Expiration Date: 12/28/2015*	14,648
	S&P 500 Index - Weekly
38	Exercise Price: $1,760, Expiration Date: 12/04/2015*	380
54	Exercise Price: $1,885, Expiration Date: 12/04/2015*	810
37	Exercise Price: $1,785, Expiration Date: 12/11/2015*	1,110
55	Exercise Price: $1,815, Expiration Date: 12/11/2015*	1,925
36	Exercise Price: $1,855, Expiration Date: 12/24/2015*	6,480
54	Exercise Price: $1,885, Expiration Date: 12/24/2015*	13,500
36	Exercise Price: $1,855, Expiration Date: 12/31/2015*	10,260
36	Exercise Price: $1,850, Expiration Date: 01/08/2016*	14,040
36	Exercise Price: $1,855, Expiration Date: 01/22/2016*	26,640
		258,694

	TOTAL PURCHASED OPTIONS (Cost $777,686)	262,694

Number of Shares		Value

	RIGHTS – 0.0%
1,570	Spark Infrastructure*	18
1	Standard Chartered PLC*	1

	TOTAL RIGHTS (Cost $—)	19

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

	TOTAL INVESTMENTS – 104.5% (Cost $454,832,500)	465,862,529
	Liabilities in excess of other assets – (4.5)%	(20,107,752)

	TOTAL NET ASSETS – 100.0%	$445,754,777

Number of Contracts		Value

	SHORT SECURITIES – (0.2)%
	WRITTEN OPTIONS – (0.2)%
	WRITTEN CALL OPTIONS – (0.1)%
	iShares MSCI EAFE Index
(1,150)	Exercise Price: $62, Expiration Date: 12/18/2015*	(20,700)
(746)	Exercise Price: $63, Expiration Date: 12/24/2015*	(11,936)
(1,150)	Exercise Price: $63, Expiration Date: 01/15/2016*	(20,700)
	iShares MSCI Emerging Markets Index
(950)	Exercise Price: $37, Expiration Date: 12/31/2015*	(10,450)
(950)	Exercise Price: $36, Expiration Date: 01/15/2016*	(19,950)
	iShares Russell 2000 Index
(71)	Exercise Price: $120, Expiration Date: 12/18/2015*	(9,940)
(70)	Exercise Price: $121, Expiration Date: 12/18/2015*	(6,020)
(71)	Exercise Price: $120, Expiration Date: 12/31/2015*	(11,857)
(71)	Exercise Price: $121, Expiration Date: 12/31/2015*	(8,236)
(72)	Exercise Price: $123, Expiration Date: 01/08/2016*	(4,248)
(72)	Exercise Price: $122, Expiration Date: 01/15/2016*	(8,496)
	S&P 500 Index
(80)	Exercise Price: $2,135, Expiration Date: 12/19/2015*	(33,200)
(26)	Exercise Price: $2,140, Expiration Date: 12/19/2015*	(8,060)
(26)	Exercise Price: $2,175, Expiration Date: 01/15/2016*	(11,960)
	S&P 500 Index - Flex
(54)	Exercise Price: $2,145, Expiration Date: 12/02/2015*	(7)
(55)	Exercise Price: $2,120, Expiration Date: 12/07/2015*	(8,168)
(55)	Exercise Price: $2,120, Expiration Date: 12/09/2015*	(13,617)
(56)	Exercise Price: $2,090, Expiration Date: 12/14/2015*	(87,425)
(55)	Exercise Price: $2,110, Expiration Date: 12/16/2015*	(51,884)
(54)	Exercise Price: $2,140, Expiration Date: 12/21/2015*	(19,243)
(54)	Exercise Price: $1,665, Expiration Date: 12/23/2015*	(28,212)
(54)	Exercise Price: $2,135, Expiration Date: 12/28/2015*	(33,924)
	S&P 500 Index - Weekly
(28)	Exercise Price: $2,090, Expiration Date: 12/04/2015*	(31,388)
(54)	Exercise Price: $2,140, Expiration Date: 12/04/2015*	(1,620)
(55)	Exercise Price: $2,095, Expiration Date: 12/11/2015*	(77,825)
(26)	Exercise Price: $2,105, Expiration Date: 12/11/2015*	(23,920)
(26)	Exercise Price: $2,125, Expiration Date: 12/11/2015*	(8,840)
(54)	Exercise Price: $2,130, Expiration Date: 12/24/2015*	(39,690)
(16)	Exercise Price: $2,145, Expiration Date: 12/31/2015*	(8,880)
(26)	Exercise Price: $2,150, Expiration Date: 12/31/2015*	(12,740)
(26)	Exercise Price: $2,150, Expiration Date: 01/08/2016*	(19,500)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(26)	Exercise Price: $2,165, Expiration Date: 01/08/2016*	(11,700)
		(664,336)

	WRITTEN PUT OPTIONS – (0.1)%
	S&P 500 Index
(54)	Exercise Price: $1,990, Expiration Date: 12/19/2015*	(35,910)
	S&P 500 Index - Flex
(54)	Exercise Price: $2,005, Expiration Date: 12/02/2015*	(709)
(55)	Exercise Price: $1,960, Expiration Date: 12/07/2015*	(2,805)
(55)	Exercise Price: $1,965, Expiration Date: 12/09/2015*	(7,407)
(56)	Exercise Price: $1,910, Expiration Date: 12/14/2015*	(7,217)
(55)	Exercise Price: $1,940, Expiration Date: 12/16/2015*	(15,883)
(54)	Exercise Price: $1,985, Expiration Date: 12/21/2015*	(40,201)
(54)	Exercise Price: $1,985, Expiration Date: 12/23/2015*	(44,358)
(54)	Exercise Price: $1,975, Expiration Date: 12/28/2015*	(44,920)
	S&P 500 Index - Weekly
(54)	Exercise Price: $1,985, Expiration Date: 12/04/2015*	(5,130)
(55)	Exercise Price: $1,915, Expiration Date: 12/11/2015*	(5,225)
(54)	Exercise Price: $1,985, Expiration Date: 12/24/2015*	(44,550)
		(254,315)
	TOTAL WRITTEN OPTIONS (Proceeds $1,618,301)	(918,651)

	TOTAL SHORT SECURITIES (Proceeds $1,618,301)	$(918,651)

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $25,786,723.
[2]	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $16,579,250.
[3]	The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt
FLEX – Flexible Exchange traded option, representing a customized option contract with negotiated contract terms.
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Aspiriant Risk-Managed Global Equity Fund
FUTURES CONTRACTS
As of November 30, 2015 (Unaudited)

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
38	S&P500 EMINI Index	December 2015	$184,346
20	MINI MSCI EAFE Index	December 2015	41,713
			$226,059

See accompanying Notes to the Schedules of Investments.

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND – 58.1%
	ALABAMA – 1.0%
500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 01/4/20161 2 3	$502,070
120,000	County of Jefferson, 4.75%, 01/1/2025, Call 01/4/2016[2]	120,700
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023[2]	550,775
	County of Jefferson, AGM-CR
1,810,000	4.75%, 1/1/2025, Call 01/4/2016 [2]	1,820,552
270,000	5.25%, 1/1/2023, Call 01/4/2016 [2]	271,574
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 01/4/2016[2]	1,000,080
1,000,000	Phenix City Industrial Development Board, 4.13%, 05/15/2035, Call 11/15/20221 2	969,370
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025[2]	932,650
		6,167,771

	ARIZONA – 1.7%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023[2]	539,435
	Downtown Phoenix Hotel Corp., FGIC
1,150,000	5.00%, 7/1/2036, Call 01/1/2016 [2]	1,154,439
1,105,000	5.00%, 7/1/2040, Call 01/1/2016 [2]	1,109,265
350,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/20252 5	350,245
	Industrial Development Authority of the City of Phoenix
1,000,000	5.00%, 6/1/2042, Call 06/1/2022 [2]	1,076,920
755,000	7.00%, 7/1/2022, Call 07/1/2020 [2]	781,297
500,000	7.50%, 7/1/2042, Call 07/1/2022 [2]	204,955
	Industrial Development Authority of the County of Pima
500,000	6.75%, 3/1/2034, Call 03/1/2024 [2]	534,640
790,000	7.00%, 1/1/2022	786,145
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[2]	343,063
1,000,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022[2]	1,124,230
1,000,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	1,147,920
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019[2]	1,392,850
		10,545,404

	CALIFORNIA – 13.6%
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025[2]	1,047,910
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 01/4/2016[2]	934,810
1,500,000	California Housing Finance Agency, 4.80%, 08/1/2036, Call 02/1/20161 2	1,502,535
	California Municipal Finance Authority
405,000	5.00%, 2/1/2021, Call 02/1/2017 [2]	425,853
570,000	5.00%, 2/1/2021, Call 02/1/2017 [2]	592,156
275,000	5.00%, 4/1/2035, Call 04/1/2025 [2]	298,287

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
905,000	5.00%, 10/1/2035, Call 10/1/2022 [2]	$914,602
150,000	5.00%, 4/1/2041, Call 04/1/2025 [2]	160,641
500,000	5.75%, 10/1/2034, Call 10/1/2021 [2]	534,710
200,000	6.63%, 1/1/2032, Call 01/1/2022 [2]	216,154
500,000	7.00%, 6/1/2034, Call 06/1/2022 [2]	558,930
	California Pollution Control Financing Authority
1,000,000	5.00%, 7/1/2037, Call 07/1/2022 1 2 5	1,067,210
1,000,000	5.00%, 11/21/2045, Call 07/1/2017 2 5	1,027,280
700,000	California Pollution Control Financing Authority, FGIC, 4.75%, 12/1/2023, Call 06/1/20171 2	732,361
	California School Finance Authority
350,000	6.75%, 11/1/2045, Call 11/1/2024 2 5	363,699
980,000	7.00%, 6/1/2047, Call 06/1/2020 [2]	1,071,865
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024[2]	1,145,830
	California Statewide Communities Development Authority
1,000,000	1.00%, 4/1/2036, Call 12/2/2015 2 3	860,760
500,000	5.13%, 7/15/2031, Call 07/15/2017 [2]	536,185
500,000	5.15%, 7/1/2030, Call 07/1/2017 [2]	503,275
2,005,000	5.25%, 12/1/2044, Call 12/1/2024 [2]	2,120,628
1,150,000	5.40%, 11/1/2027, Call 11/1/2017 [2]	1,195,218
1,000,000	5.50%, 12/1/2054, Call 12/1/2024 [2]	1,061,950
140,000	6.00%, 11/1/2032, Call 11/1/2020 [2]	144,708
230,000	6.25%, 11/1/2042, Call 11/1/2020 [2]	239,133
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024[2]	956,326
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025[2]	217,542
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025[2]	509,660
1,000,000	City of Pacifica, AMBAC, 5.38%, 01/1/2037, Call 01/4/2016[2]	1,021,600
1,000,000	City of Roseville, 5.00%, 09/1/2037, Call 03/1/2016[2]	1,019,250
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018[2]	1,127,345
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018[2]	2,104,991
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021[2]	374,912
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025[2]	1,089,709
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020[2]	277,883
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM	902,380
1,000,000	5.00%, 1/15/2042, Call 01/15/2024 [2]	1,097,830
225,000	Glendale Redevelopment Agency Successor Agency, 5.50%, 12/1/2024, Call 12/1/2016[2]	232,574
	Golden State Tobacco Securitization Corp.
815,000	4.50%, 6/1/2027, Call 06/1/2017 [2]	804,275
2,500,000	5.13%, 6/1/2047, Call 06/1/2017 [2]	2,129,850

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
2,000,000	5.30%, 6/1/2037, Call 06/1/2022 [2]	$1,818,660
750,000	5.75%, 6/1/2047, Call 06/1/2017 [2]	694,860
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 09/1/2017[2]	1,013,150
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025[2]	1,060,320
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024[2]	1,100,320
450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025[2]	467,694
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022[2]	1,072,390
500,000	Lancaster Redevelopment Agency Successor Agency, NATL-RE, 4.75%, 08/1/2027, Call 01/4/2016[2]	508,440
750,000	Los Angeles Department of Water & Power, AGM-CR AMBAC, 5.00%, 07/1/2037, Call 07/1/2017[2]	797,213
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021[2]	619,530
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	425,634
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019[2]	297,845
	National City Community Development Commission
500,000	5.75%, 8/1/2021	601,995
500,000	7.00%, 8/1/2032, Call 08/1/2021 [2]	626,715
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020[2]	174,704
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019[2]	1,134,390
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022[2]	258,931
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,585,850
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,287,000
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018[2]	1,635,975
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023[2]	1,101,260
500,000	Rancho Santa Fe Community Services District, 5.50%, 09/1/2025, Call 09/1/2021[2]	575,835
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020[2]	577,680
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 01/4/2016*2 4	73,769
	Riverside County Redevelopment Successor Agency, AGM
695,000	5.00%, 10/1/2030, Call 10/1/2024 [2]	803,913
760,000	5.00%, 10/1/2032, Call 10/1/2024 [2]	868,938
1,390,000	Sacramento Area Flood Control Agency, BHAC, 5.30%, 10/1/2022, Call 10/1/2018[2]	1,542,511
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,102,200
2,000,000	Sacramento Municipal Utility District, AGM, 5.00%, 08/15/2022, Call 08/15/2018[2]	2,214,780

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
1,250,000	Sacramento Municipal Utility District, NATL-RE, 5.13%, 07/1/2029, Call 07/1/2016[2]	$1,285,550
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	2,066,316
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021[2]	1,212,750
2,000,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025[2]	2,162,680
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	33,568
1,125,000	San Jose Redevelopment Agency, NATL, 4.90%, 08/1/2033, Call 01/4/2016[2]	1,143,945
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022[2]	543,480
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024[2]	1,086,436
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 7/1/2024	628,790
500,000	6.25%, 7/1/2024	629,725
465,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021[2]	512,193
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019[2]	549,736
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024[2]	1,022,760
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	653,004
1,000,000	5.00%, 11/1/2033	1,159,160
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 01/4/2016[2]	912,654
500,000	Stockton Unified School District, NATL, 4.55%, 09/1/2030, Call 01/4/2016[2]	501,460
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022[2]	1,104,170
1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25%, 08/1/2036, Call 01/4/2016[2]	1,001,360
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 6/1/2037, Call 12/18/2015 [2]	464,000
1,000,000	5.13%, 6/1/2046, Call 12/18/2015 [2]	899,110
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018[2]	1,195,830
1,000,000	Washington Township Health Care District, 5.00%, 07/1/2032, Call 07/1/2017[2]	1,033,320
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021[2]	1,145,770
		86,113,086

	COLORADO – 3.9%
	Central Platte Valley Metropolitan District

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	COLORADO (Continued)
500,000	5.00%, 12/1/2043, Call 12/1/2023 [2]	$516,850
625,000	5.63%, 12/1/2038, Call 12/1/2023 [2]	712,325
1,000,000	Cimarron Metropolitan District, 6.00%, 12/1/2022, Call 10/31/2017[2]	1,003,520
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019[2]	500,350
	Colorado Educational & Cultural Facilities Authority
550,000	4.75%, 4/1/2030, Call 04/1/2022 [2]	577,099
500,000	5.00%, 12/15/2028, Call 12/15/2025 2 5	523,715
500,000	6.25%, 11/1/2040, Call 11/1/2020 [2]	513,450
485,000	6.75%, 4/1/2040, Call 04/1/2018 2 5	500,268
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
500,000	4.00%, 10/1/2039, Call 10/1/2024 [2]	494,670
500,000	5.13%, 12/1/2039, Call 12/1/2019 [2]	526,665
	Colorado Health Facilities Authority
2,650,000	5.00%, 1/15/2035, Call 01/15/2026 [2]	3,021,503
2,000,000	5.00%, 5/15/2045, Call 05/15/2025 [2]	2,191,260
1,350,000	6.75%, 6/1/2032, Call 06/1/2022 [2]	1,088,883
1,000,000	7.75%, 8/1/2039, Call 08/1/2019 [2]	1,094,380
500,000	8.00%, 8/1/2043, Call 02/1/2024 [2]	590,340
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019[2]	554,650
1,000,000	Colorado International Center Metropolitan District No. 3, 6.50%, 12/1/2035, Call 12/1/2016[2]	1,015,690
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023[2]	1,588,114
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020[2]	265,563
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026[2]	369,310
	E-470 Public Highway Authority, NATL-RE
320,000	6.32%, 09/01/2028, Call 09/1/2020 [2]	172,211
480,000	5.66%, 09/01/2030	282,120
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020[2]	252,920
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022[2]	1,105,708
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024[2]	770,925
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25%, 12/1/2036, Call 12/1/2017[2]	230,465
10,000	Mount Carbon Metropolitan District, 6.89%, 06/1/2043 [2]	5,962
500,000	Piney Creek Metropolitan District, 5.50%, 12/1/2035 [2]	500,075
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020[2]	1,100,509
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020[2]	1,124,570

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	COLORADO (Continued)
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25%, 12/1/2034, Call 12/1/2017[2]	$1,555,387
		24,749,457

	CONNECTICUT – 0.3%
250,000	Connecticut Housing Finance Authority, 4.75%, 11/15/2035, Call 11/15/2019[2]	260,420
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 01/4/20161 2	502,825
1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25%, 01/1/2033, Call 01/19/20162 5	945,070
		1,708,315

	DELAWARE – 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/20252 5	998,780

	FLORIDA – 6.0%
970,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022[2]	1,022,584
930,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018[2]	973,543
960,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023[2]	995,482
1,250,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 01/4/2016[2]	1,249,887
935,000	Capital Trust Agency, Inc., 5.35%, 07/1/2029, Call 07/1/2020[2]	1,022,806
1,000,000	Citizens Property Insurance Corp., 6.00%, 06/1/2016	1,027,990
	City of Lakeland
540,000	5.00%, 9/1/2037, Call 09/1/2022 [2]	570,667
2,435,000	5.00%, 11/15/2045, Call 11/15/2024 [2]	2,673,484
1,000,000	City of Miami, NATL-RE, 5.00%, 01/1/2022, Call 01/1/2017[2]	1,042,430
1,650,000	City of Port Saint Lucie, NATL-RE, 5.00%, 07/1/2027, Call 07/1/2017[2]	1,748,043
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023[2]	510,265
500,000	County of Lake, 6.25%, 11/1/2027, Call 11/1/2017[2]	494,230
1,395,000	County of Miami-Dade FL Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019[2]	1,548,324
190,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	187,851
	Florida Development Finance Corp.
750,000	6.25%, 7/1/2034, Call 07/1/2024 [2]	780,240
2,000,000	7.63%, 6/15/2041, Call 06/15/2021 [2]	2,359,340
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022[2]	1,126,700
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024[2]	502,395
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/20231 2	1,028,620

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	FLORIDA (Continued)
	Lake Ashton Community Development District
220,000	5.00%, 5/1/2025	$230,285
460,000	5.00%, 5/1/2037, Call 05/1/2025 [2]	454,618
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025[2]	1,706,040
710,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025[2]	715,297
	Lee County Industrial Development Authority
1,000,000	5.00%, 11/15/2029, Call 05/15/2017 [2]	1,038,350
100,000	5.75%, 6/15/2042, Call 06/15/2022 [2]	106,431
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026[2]	923,317
390,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023[2]	389,193
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019 [2]	1,510,035
1,000,000	5.00%, 11/15/2039, Call 11/15/2024 [2]	1,095,550
500,000	Miami-Dade County Industrial Development Authority, 5.00%, 09/15/2034, Call 09/15/2024[2]	518,455
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024[2]	1,014,760
	Palm Beach County Health Facilities Authority
850,000	5.00%, 12/1/2031, Call 12/1/2024 [2]	948,778
500,000	5.00%, 11/1/2043, Call 11/1/2022 [2]	530,720
525,000	6.75%, 6/1/2024, Call 06/1/2022 [2]	614,407
255,000	Panther Trails Community Development District, 5.60%, 05/1/2036, Call 05/1/2016[2]	255,997
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021[2]	875,115
1,500,000	Seminole Tribe of Florida, Inc., 5.25%, 10/1/2027, Call 10/1/20172 5	1,571,325
940,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 01/4/2016[2]	940,705
500,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023[2]	514,450
970,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 01/4/2016[2]	970,339
490,000	West Villages Improvement District, 5.50%, 05/1/2037, Call 01/4/2016[2]	490,069
		38,279,117

	GEORGIA – 1.0%
250,000	City of Atlanta Water & Wastewater Revenue, AGM, 5.25%, 11/1/2034, Call 11/1/2019[2]	279,825
1,000,000	Fulton County Development Authority, 6.50%, 04/1/2043, Call 04/1/2023[2]	1,008,460
	Fulton County Residential Care Facilities for the Elderly Authority
500,000	5.00%, 7/1/2029, Call 07/1/2017 [2]	505,520

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	GEORGIA (Continued)
1,000,000	5.13%, 7/1/2042, Call 07/1/2017 [2]	$1,004,830
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019[2]	847,755
250,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020[2]	260,613
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020[2]	534,140
1,325,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024[2]	1,437,625
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020[2]	669,732
		6,548,500

	GUAM – 0.8%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020[2]	274,283
	Guam Government Waterworks Authority
1,000,000	5.00%, 7/1/2035, Call 07/1/2024 [2]	1,098,710
500,000	5.25%, 7/1/2033, Call 07/1/2023 [2]	561,025
450,000	5.63%, 7/1/2040, Call 07/1/2020 [2]	493,375
	Territory of Guam
1,400,000	5.00%, 11/15/2039, Call 11/15/2025 [2]	1,545,516
1,000,000	7.00%, 11/15/2039, Call 11/15/2019 [2]	1,227,800
		5,200,709

	HAWAII – 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022[2]	529,790

	IDAHO – 0.3%
	Idaho Housing & Finance Association
1,225,000	5.00%, 7/15/2027, Call 07/15/2019 [2]	1,347,488
250,000	6.00%, 6/1/2038, Call 06/1/2018 [2]	258,907
		1,606,395

	ILLINOIS – 4.3%
2,500,000	Chicago O'Hare International Airport, 5.00%, 01/1/2046, Call 01/1/2025[2]	2,760,950
550,000	Chicago O'Hare International Airport, NATL, 5.00%, 01/1/2033, Call 01/1/2016[2]	552,139
475,000	Chicago Transit Authority, 5.25%, 12/1/2030, Call 12/1/2021[2]	516,439
	City of Chicago
800,000	5.25%, 1/1/2035, Call 01/1/2021 [2]	818,216
500,000	5.50%, 1/1/2040, Call 01/1/2025 [2]	524,380
5,000	City of Chicago, AMBAC, 5.00%, 01/1/2042, Call 01/4/2016[2]	5,001
1,500,000	County of Cook, 6.50%, 10/15/2040, Call 10/15/2020[2]	1,408,695
	Illinois Finance Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024 [2]	2,017,500
700,000	5.00%, 8/15/2026, Call 08/15/2020 [2]	786,198
485,000	5.00%, 11/1/2027, Call 11/1/2019 [2]	540,513

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	ILLINOIS (Continued)
1,000,000	5.00%, 8/1/2033, Call 08/1/2024 [2]	$1,135,970
1,000,000	5.00%, 4/1/2036, Call 04/1/2016 [2]	989,860
1,665,000	5.00%, 12/1/2036, Call 12/1/2016 [2]	1,673,808
550,000	5.00%, 9/1/2042, Call 09/1/2024 [2]	589,198
500,000	5.63%, 2/15/2037, Call 01/4/2016 [2]	499,970
600,000	5.75%, 10/1/2032, Call 10/1/2022 [2]	649,158
1,030,000	5.75%, 11/15/2037, Call 11/15/2017 [2]	1,128,283
500,000	6.00%, 10/1/2048, Call 10/1/2022 [2]	545,815
665,000	6.38%, 11/1/2029, Call 05/1/2019 [2]	782,851
1,000,000	6.88%, 8/15/2038, Call 08/15/2019 [2]	1,209,780
500,000	7.75%, 8/15/2034, Call 08/15/2019 [2]	602,840
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018[2]	539,835
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020[2]	277,565
435,000	Lombard Public Facilities Corp., 2.10%, 01/1/2036, Call 01/4/2016[2]	173,783
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022[2]	524,955
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 6/1/2021	909,129
1,000,000	6.25%, 6/1/2024, Call 06/1/2016 [2]	1,028,740
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023[2]	1,252,740
175,000	State of Illinois, 5.00%, 03/1/2037, Call 03/1/2022[2]	180,385
545,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	591,941
875,000	Village of Bellwood, XLCA, 4.50%, 12/1/2029, Call 12/1/2016[2]	877,765
1,000,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025[2]	1,007,470
		27,101,872

	INDIANA – 0.7%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/20221 2	892,760
1,000,000	Hospital Authority of Delaware County, 5.13%, 08/1/2029, Call 08/1/2016[2]	1,031,710
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,109,300
	Indiana Finance Authority
250,000	5.25%, 11/1/2039, Call 11/1/2019 [2]	277,485
500,000	6.00%, 12/1/2019	386,085
500,000	6.00%, 12/1/2026, Call 06/1/2020 [2]	381,795
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/20231 2	557,405
		4,636,540

	IOWA – 1.0%
	Iowa Finance Authority
2,500,000	4.75%, 8/1/2042, Call 08/1/2022 [2]	2,505,500
1,000,000	5.25%, 12/1/2025, Call 12/1/2023 [2]	1,092,040
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019[2]	278,097

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	IOWA (Continued)
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021[2]	$539,680
650,000	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/2025, Call 12/1/2019[2]	709,839
	Iowa Tobacco Settlement Authority
170,000	5.38%, 6/1/2038, Call 01/4/2016 [2]	161,597
800,000	5.60%, 6/1/2034, Call 06/1/2017 [2]	796,536
		6,083,289

	KANSAS – 0.1%
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 01/1/2017[2]	501,075

	KENTUCKY – 0.5%
2,000,000	Kentucky Economic Development Finance Authority, 5.00%, 01/1/2045, Call 07/1/2025[2]	2,161,880
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025[2]	1,006,120
		3,168,000

	LOUISIANA – 1.1%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023[2]	1,300,525
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021[2]	572,475
	Louisiana Local Government Environmental Facilities & Community Development Auth
500,000	6.50%, 11/1/2035, Call 11/1/2020 [2]	590,250
1,000,000	6.75%, 11/1/2032, Call 11/1/2017 [2]	1,082,470
	Louisiana Public Facilities Authority
1,000,000	5.00%, 5/15/2035, Call 05/15/2025 [2]	1,090,020
140,000	5.25%, 5/15/2038, Call 05/15/2017 [2]	149,324
360,000	5.25%, 5/15/2038, Call 05/15/2017 [2]	375,617
1,000,000	6.50%, 7/1/2036, Call 07/1/2023 1 2	1,115,110
500,000	8.13%, 12/15/2033, Call 12/15/2023 [2]	581,035
		6,856,826

	MAINE – 0.1%
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020[2]	468,132
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 01/4/20161 2	502,075
		970,207

	MARYLAND – 1.2%
1,000,000	City of Baltimore, XLCA, 5.00%, 09/1/2032, Call 09/1/2016[2]	1,017,130
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024[2]	1,726,336
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 8/15/2038, Call 08/15/2023 [2]	2,993,544
1,000,000	5.00%, 7/1/2040, Call 07/1/2025 [2]	1,084,330

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	MARYLAND (Continued)
500,000	5.00%, 7/1/2045, Call 07/1/2025 [2]	$540,090
		7,361,430

	MASSACHUSETTS – 0.3%
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019 [2]	442,628
500,000	5.85%, 12/1/2042 [3]	578,515
	Massachusetts Educational Financing Authority
300,000	5.50%, 1/1/2022, Call 01/1/2020 [2]	339,105
520,000	6.00%, 1/1/2028, Call 01/1/2020 [2]	550,259
		1,910,507

	MICHIGAN – 1.4%
250,000	City of Detroit Water Supply System Revenue, NATL-RE, 4.50%, 07/1/2025, Call 07/1/20162 3	251,315
475,000	City of Detroit, SAW, 5.00%, 11/1/2030, Call 11/1/2020[2]	505,604
1,000,000	Garden City Hospital Finance Authority, 5.00%, 08/15/2038, Call 08/15/2017[2]	1,073,380
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022[2]	290,235
275,000	Michigan Finance Authority, 5.00%, 06/1/2029, Call 06/1/2019[2]	268,408
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024[2]	1,584,183
250,000	Michigan State Hospital Finance Authority, 5.63%, 11/15/2029, Call 11/15/2019[2]	286,168
	Michigan Strategic Fund
945,000	4.13%, 7/1/2045, Call 07/1/2018 2 3	959,156
1,000,000	5.59%, 8/1/2029 [3]	1,028,050
905,000	6.75%, 7/1/2022 1 5	933,734
985,000	8.50%, 12/1/2030, Call 12/1/2023 1 2 5	952,869
500,000	Summit Academy, 6.38%, 11/1/2035, Call 01/4/2016[2]	500,345
		8,633,447

	MINNESOTA – 0.2%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025[2]	255,850
415,000	Saint Paul Housing & Redevelopment Authority, 5.50%, 09/1/2043, Call 09/1/2020[2]	432,110
100,000	Township of Baytown, 5.75%, 08/1/2042, Call 08/1/2016[2]	102,148
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021[2]	586,575
		1,376,683

	MISSOURI – 0.5%
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019[2]	278,032
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 6/1/2034, Call 06/1/2020 [2]	913,315

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	MISSOURI (Continued)
1,050,000	6.00%, 2/1/2041, Call 02/1/2021 [2]	$1,152,522
1,000,000	Health & Educational Facilities Authority of the State of Missouri, AGM, 5.13%, 11/15/2023, Call 11/15/2018[2]	1,109,710
		3,453,579

	NEBRASKA – 0.5%
	Central Plains Energy Project
2,500,000	5.00%, 9/1/2032, Call 09/1/2022 [2]	2,755,250
250,000	5.25%, 9/1/2037, Call 09/1/2022 [2]	276,570
		3,031,820

	NEVADA – 0.6%
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/20182 5	1,070,000
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020[2]	783,160
275,000	Henderson Local Improvement Districts, 5.15%, 09/1/2020, Call 03/1/2016[2]	264,352
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024[2]	1,076,740
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/20252 5	594,238
		3,788,490

	NEW HAMPSHIRE – 0.0%
30,000	New Hampshire Housing Finance Authority, 5.75%, 01/1/2037, Call 07/1/20171 2	31,079

	NEW JERSEY – 0.6%
	New Jersey Economic Development Authority
500,000	5.13%, 9/15/2023, Call 08/20/2022 1 2	547,820
280,000	6.00%, 10/1/2034, Call 10/1/2024 [2]	285,158
500,000	6.63%, 1/1/2037, Call 01/4/2016 [2]	500,670
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 07/1/2018[2]	517,485
1,000,000	New Jersey Higher Education Student Assistance Authority, 5.25%, 06/1/2020, Call 06/1/2019[2]	1,105,930
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019[2]	1,059,510
		4,016,573

	NEW MEXICO – 0.6%
935,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 01/4/20161 2	935,374
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023[2]	871,827
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024[2]	1,086,412
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/20202 5	1,109,523
		4,003,136

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	NEW YORK – 3.7%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020[2]	$452,940
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024[2]	718,958
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 01/1/2017[2]	1,546,935
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 09/1/2016[2]	1,019,920
	New York Liberty Development Corp.
1,000,000	5.00%, 11/15/2044, Call 11/15/2024 2 5	1,025,680
1,000,000	5.25%, 10/1/2035	1,194,460
2,000,000	5.38%, 11/15/2040, Call 11/15/2024 2 5	2,108,200
1,500,000	7.25%, 11/15/2044, Call 11/15/2024 2 5	1,806,255
	New York State Dormitory Authority
400,000	4.00%, 5/1/2033, Call 05/1/2023 [2]	385,856
500,000	4.25%, 5/1/2042, Call 05/1/2023 [2]	481,525
1,000,000	5.00%, 2/15/2034, Call 02/15/2019 [2]	1,109,590
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019[2]	1,122,650
	Onondaga Civic Development Corp.
235,000	5.00%, 7/1/2040, Call 07/1/2025 [2]	254,134
500,000	5.00%, 7/1/2045, Call 07/1/2025 [2]	537,000
	Port Authority of New York & New Jersey
2,500,000	5.00%, 10/15/2041, Call 10/15/2025 [2]	2,892,100
590,000	5.50%, 12/1/2031, Call 12/1/2020 [2]	678,441
265,000	6.00%, 12/1/2042, Call 12/1/2020 [2]	309,857
1,000,000	Seneca Nation Indians Capital Improvements Authority, 5.00%, 12/1/2023, Call 06/1/20172 5	1,029,550
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025[2]	1,721,085
	TSASC, Inc.
1,405,000	5.00%, 6/1/2034, Call 06/1/2016 [2]	1,339,752
735,000	5.13%, 6/1/2042, Call 06/1/2016 [2]	672,701
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024[2]	830,557
		23,238,146

	NORTH CAROLINA – 0.8%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019[2]	1,106,420
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022 [2]	2,235,560
1,220,000	5.00%, 11/1/2034, Call 11/1/2016 [2]	1,265,689
500,000	5.60%, 10/1/2036, Call 10/1/2016 [2]	508,495
		5,116,164

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	OHIO – 1.1%
1,500,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 06/1/2017[2]	$1,341,270
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022[2]	1,009,660
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020[2]	549,120
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020[2]	1,160,590
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025[2]	504,890
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022[2]	1,085,310
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 01/4/20161 2 3	1,000,070
500,000	Toledo-Lucas County Port Authority, 5.38%, 12/1/2035, Call 01/4/2016[2]	500,475
		7,151,385

	PENNSYLVANIA – 1.7%
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019[2]	1,113,460
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023[2]	100,401
1,210,000	Capital Region Water, AGM, 5.00%, 07/15/2018, Call 01/4/2016[2]	1,214,090
280,000	Chester County Industrial Development Authority, 5.38%, 10/15/2042, Call 10/15/2022[2]	289,234
200,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	247,094
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.50%, 7/1/2026, Call 07/1/2017 [2]	1,034,480
1,000,000	5.63%, 7/1/2036, Call 07/1/2022 [2]	1,080,020
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020[2]	339,077
	Pennsylvania Economic Development Financing Authority
500,000	6.25%, 10/15/2023, Call 10/15/2019 [2]	577,920
250,000	6.40%, 12/1/2038, Call 09/1/2025 [2]	261,442
600,000	Pennsylvania Higher Educational Facilities Authority, 5.80%, 07/1/2030, Call 07/1/2020[2]	637,956
	Philadelphia Authority for Industrial Development
500,000	6.88%, 6/15/2033, Call 06/15/2023 [2]	561,540
500,000	8.00%, 1/1/2033, Call 01/1/2023 [2]	550,905
1,000,000	Scranton Parking Authority, 5.25%, 06/1/2039, Call 06/1/2017[2]	1,002,400
1,625,000	Susquehanna Area Regional Airport Authority, 6.50%, 01/1/2038, Call 01/1/20181 2	1,725,734
		10,735,753

	RHODE ISLAND – 0.4%
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 9/1/2033, Call 09/1/2023 [2]	1,104,060
1,000,000	8.38%, 1/1/2046, Call 01/1/2021 [2]	1,183,830

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	RHODE ISLAND (Continued)
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019[2]	$570,300
		2,858,190

	SOUTH CAROLINA – 0.2%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021[2]	1,194,700

	SOUTH DAKOTA – 0.2%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025[2]	1,375,395

	TENNESSEE – 1.0%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024 [2]	542,110
1,220,000	5.00%, 10/1/2044, Call 10/1/2024 [2]	1,301,106
	Johnson City Health & Educational Facilities Board
2,000,000	5.00%, 8/15/2042, Call 08/15/2022 [2]	2,147,560
500,000	6.50%, 7/1/2038, Call 07/1/2020 [2]	574,790
465,000	Knox County Health Educational & Housing Facility Board, 5.25%, 05/1/2025, Call 11/1/2024[2]	467,725
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,152,640
		6,185,931

	TEXAS – 4.1%
500,000	Austin Convention Enterprises, Inc., XLCA, 5.25%, 01/1/2019, Call 01/1/2017[2]	515,775
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021[2]	596,140
1,000,000	Central Texas Turnpike System, 5.00%, 08/15/2042, Call 08/15/2024[2]	1,089,750
500,000	City of Houston, 5.25%, 09/1/2028, Call 09/1/2021[2]	567,110
	City of Houston Airport System Revenue
750,000	5.00%, 7/15/2035, Call 07/15/2025 1 2	790,380
250,000	5.50%, 7/1/2034, Call 07/1/2018 [2]	275,978
500,000	Clifton Higher Education Finance Corp., 5.00%, 08/15/2042, Call 08/15/2022[2]	529,465
850,000	Dallas Area Rapid Transit, 5.25%, 12/1/2038, Call 12/1/2018[2]	942,208
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023[2]	1,128,970
360,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023[2]	435,514
480,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022[2]	509,318
	New Hope Cultural Education Facilities Corp.
1,000,000	5.00%, 4/1/2039, Call 04/1/2024 [2]	1,034,730
1,000,000	5.00%, 7/1/2047, Call 07/1/2025 [2]	1,030,780

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	TEXAS (Continued)
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024[2]	$1,629,600
500,000	North Texas Tollway Authority, 6.00%, 01/1/2028, Call 01/1/2019[2]	569,550
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021[2]	932,190
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 8/1/2021	1,175,540
290,000	5.50%, 8/1/2027	352,306
2,000,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2038, Call 05/15/2023[2]	2,238,560
2,000,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025[2]	1,869,060
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	658,335
125,000	6.25%, 12/15/2026	152,913
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022 [2]	554,670
500,000	5.00%, 12/15/2031, Call 12/15/2022 [2]	546,440
	Texas Private Activity Bond Surface Transportation Corp.
1,345,000	7.00%, 6/30/2040, Call 06/30/2020 [2]	1,616,771
1,000,000	7.50%, 6/30/2032, Call 06/30/2020 [2]	1,223,970
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 03/1/2018[2]	1,043,460
	Town of Westlake
500,000	5.50%, 9/1/2025	500,805
200,000	6.13%, 9/1/2035, Call 09/1/2025 [2]	199,954
995,000	Tyler Health Facilities Development Corp., 5.38%, 11/1/2037, Call 11/1/2017[2]	1,010,661
		25,720,903

	VERMONT – 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021[2]	519,435

	VIRGIN ISLANDS – 0.1%
420,000	Virgin Islands Public Finance Authority, 6.75%, 10/1/2037, Call 10/1/2019[2]	473,416
115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 10/1/2016[2]	116,805
		590,221

	VIRGINIA – 0.4%
789,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018, Call 12/18/2015[2]	509,331
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019[2]	448,264
1,000,000	Lower Magnolia Green Community Development Authority, 5.00%, 03/1/2045, Call 03/1/20252 5	995,350

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	MUNICIPAL BOND (Continued)
	VIRGINIA (Continued)
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 7/1/2038, Call 07/1/2020 2 3	$5,834
245,000	5.00%, 7/1/2038, Call 07/1/2020 [2]	267,489
	Virginia Small Business Financing Authority
130,000	5.50%, 1/1/2042, Call 07/1/2022 1 2	143,642
100,000	6.00%, 1/1/2037, Call 07/1/2022 1 2	115,032
		2,484,942

	WASHINGTON – 0.8%
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025 [2]	704,041
1,000,000	7.00%, 12/1/2040, Call 12/1/2021 [2]	1,094,490
525,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	686,406
370,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 12/18/2015[2]	369,837
	Washington Health Care Facilities Authority
1,235,000	5.00%, 3/1/2038, Call 03/1/2025 [2]	1,372,542
500,000	5.70%, 12/1/2032, Call 12/1/2017 [2]	513,970
500,000	Washington Health Care Facilities Authority, AGC, 5.00%, 12/1/2036, Call 12/1/2016[2]	515,980
		5,257,266

	WISCONSIN – 0.8%
	Public Finance Authority
450,000	5.50%, 3/1/2045, Call 03/1/2025 2 5	453,528
500,000	5.75%, 2/1/2035, Call 02/1/2025 [2]	480,330
500,000	5.75%, 4/1/2042, Call 04/1/2022 [2]	507,665
165,000	6.00%, 7/15/2042, Call 07/15/2022 [2]	178,641
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023[2]	1,566,224
	Wisconsin Health & Educational Facilities Authority
500,000	5.25%, 8/15/2021, Call 08/15/2016 [2]	514,760
400,000	5.50%, 8/15/2030, Call 08/15/2020 [2]	460,072
655,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	685,326
		4,846,546

	WYOMING – 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019[2]	565,790
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019[2]	248,354
		814,144
	TOTAL MUNICIPAL BOND (Cost $346,280,364)	367,460,998

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	CLOSED-END MUTUAL FUND – 1.4%
	UNITED STATES – 1.4%
8,184	BlackRock Long-Term Municipal Advantage Trust	$91,743
53,753	BlackRock MuniVest Fund, Inc.	542,368
31,817	BlackRock MuniYield Quality Fund, Inc.	496,027
87,593	Deutsche Municipal Income Trust	1,178,126
72,299	Dreyfus Municipal Income, Inc.	680,334
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,013,076
6,700	Dreyfus Strategic Municipals, Inc.	56,414
23,539	DTF Tax-Free Income, Inc.	350,260
19,205	Invesco Advantage Municipal Income Trust II	220,281
17,008	Invesco Municipal Opportunity Trust	217,873
11,819	Invesco Trust for Investment Grade Municipals	155,538
8,573	Neuberger Berman Intermediate Municipal Fund, Inc.	131,507
37,184	Pioneer Municipal High Income Advantage Trust	491,944
100,236	Pioneer Municipal High Income Trust	1,325,120
108,457	Western Asset Managed Municipals Fund, Inc.	1,529,244
31,149	Western Asset Municipal Partners Fund, Inc.	483,121
		8,962,976
	TOTAL CLOSED-END MUTUAL FUND (Cost $8,634,864)	8,962,976

	OPEN-END MUTUAL FUNDS – 29.4%
$2,234,009	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Shares	31,722,924
14,032,388	Vanguard Ltd.-Term Tax-Exempt Fund, Admiral Shares	154,636,918

	TOTAL OPEN-END MUTUAL FUNDS (Cost $185,861,485)	186,359,842

	LIMITED PARTNERSHIP – 0.1%
690	Anchorage Illiquid Opportunities II LP*	595,842

	TOTAL LIMITED PARTNERSHIP (Cost $565,551)	595,842

	SHORT-TERM INVESTMENTS – 11.5%
72,623,581	JPMorgan Prime Money Market Fund - Agency Shares, 0.04% [6]	72,623,581

	TOTAL SHORT-TERM INVESTMENTS (Cost $72,623,581)	72,623,581

	TOTAL INVESTMENTS – 100.5% (Cost $613,965,845)	636,003,239
	Liabilities in excess of other assets – (0.5)%	(2,868,845)

	TOTAL NET ASSETS – 100.0%	$633,134,394

*	Non-income producing security.
[1]	AMT eligible security.
[2]	Callable.

Aspiriant Income Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

[3]	Variable, floating, or step rate security.
[4]	Security is in default.
[5]	144A restricted security.
[6]	The rate is the annualized seven-day yield at period end.

AMBAC – American Municipal Bond Assurance Corporation
FGIC – Financial Guaranty Insurance Corporation
LP – Limited Partnership

 See accompanying Notes to Schedules of Investments.

Aspiriant Trust
Notes to the Schedules of Investments
November 30, 2015 (Unaudited)

1.	ORGANIZATION

Aspiriant Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust currently consists of the following two diversified portfolios: Aspiriant Risk-Managed Global Equity Fund, and Aspiriant Income Opportunities Fund (individually referred to as a “Fund”, or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Aspiriant Risk-Managed Global Equity Fund (“Risk-Managed Fund”): The investment objective of the Risk-Managed Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Risk-Managed Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Risk-Managed Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Risk-Managed Fund also invests in securities that provide exposure to equity securities.

The Risk-Managed Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date.

Aspiriant Income Opportunities Fund (“Income Opportunities Fund”): The investment objective of the Income Opportunities Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Income Opportunities Fund seeks to achieve its investment goal by investing primarily in municipal securities that pay interest that is exempt from regular federal personal income tax. These municipal  securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Income Opportunities Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Income Opportunities Fund may invest in bonds of any maturity and duration.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

The Income Opportunities Fund has established, offered and issued only one class of shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Aspiriant Trust
Notes to the Schedules of Investments - Continued
November 30, 2015 (Unaudited)

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

Aspiriant Trust
Notes to the Schedules of Investments - Continued
November 30, 2015 (Unaudited)

(b)	Derivatives

i.	Written Options

Upon the writing of a call or a put option, the premium received by the Fund is considered a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Funds’ policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Funds are required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Funds may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Aspiriant Trust
Notes to the Schedules of Investments - Continued
November 30, 2015 (Unaudited)

ii.	Purchased Options

Upon the purchase of a call or put option, the premium paid by the Fund is considered an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with each Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

iii.	Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the individual Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and its basis in the contract.

Aspiriant Trust
Notes to the Schedules of Investments - Continued
November 30, 2015 (Unaudited)

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Risk-Managed Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$-	$3,501,018	$-	$3,501,018
Austria	-	118,214	-	118,214
Belgium	13,136	1,552,575	-	1,565,711
Bermuda	4,594,250	517,186	-	5,111,436
Canada	8,409,998	-	-	8,409,998
Cayman Islands	154,899	1,740,888	-	1,895,787
China	513,129	893,039	-	1,406,168
Curacao	168,235	-	-	168,235
Denmark	292,687	1,903,404	-	2,196,091
Faroe Islands	-	44,376	-	44,376
Finland	-	783,652	-	783,652
France	239,798	6,324,048	-	6,563,846
Germany	177,986	5,640,188	-	5,818,174
Guernsey	1,853,120	-	-	1,853,120
Hong Kong	342,694	1,129,029	-	1,471,723
India	453,391	-	-	453,391
Ireland	2,313,853	119,536	-	2,433,389
Isle of Man	-	82,200	-	82,200
Israel	1,175,465	30,476	-	1,205,941
Italy	-	2,078,706	-	2,078,706
Japan	2,187,664	23,271,070	-	25,458,734
Jersey	520,568	473,962	-	994,530
Liberia	314,874	-	-	314,874
Luxembourg	53,180	-	-	53,180
Malta	-	112,725	-	112,725
Netherlands	820,685	2,603,059	-	3,423,744
Norway	-	45,582	-	45,582
Panama	530,514	-	-	530,514
Puerto Rico	115,970	-	-	115,970
Singapore	425,051	1,388,636	-	1,813,687
South Korea	240,011	-	-	240,011
Spain	-	2,212,941	-	2,212,941
Sweden	-	2,380,913	-	2,380,913
Switzerland	1,679,273	6,341,835	-	8,021,108
Taiwan	2,786,357	-	-	2,786,357
Thailand	29,429	-	-	29,429
United Kingdom	1,407,678	13,800,964	-	15,208,642
United States	124,935,766	-	-	124,935,766
Virgin Islands (British)	346,526	-	-	346,526
Exchange Traded Funds	109,515,651	-	-	109,515,651
Open-End Mutual Fund	61,396,282	-	-	61,396,282
Preferred Stock
Germany	-	424,009	-	424,009
Purchased Call Options	3,520	480	-	4,000
Purchased Put Options	156,379	102,315	-	258,694
Rights	-	19	-	19
Short-Term Investments	31,644,762	26,432,697	-	58,077,459
Warrant	-	6	-	6
Total Assets	$359,812,781	$106,049,748	$-	$465,862,529

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	(421,856)	(242,480)	$-	$(664,336)
Written Put Options	(90,815)	(163,500)	-	(254,315)
Total Liabilities	$(512,671)	$(405,980)	$-	$(918,651)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$226,059	$-	$-	$226,059

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Income Opportunities Fund's assets:

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$367,460,998	$-	$367,460,998
Closed-End Mutual Funds	8,962,976	-	-	8,962,976
Open-End Mutual Funds	186,359,842	-	-	186,359,842
Limited Partnership		595,842	-	595,842
Short-Term Investments	72,623,581	-	-	72,623,581
Total Assets	$267,946,399	$368,056,840	$-	$636,003,239

Aspiriant Trust
Notes to the Schedules of Investments - Concluded
November 30, 2015 (Unaudited)

As of November 30, 2015:

Risk-Managed Fund - did not hold any Level 3 securities.  Transfers into and out of all Levels are represented by their balances as of the end of the reporting period. As a result of market quotations not being readily available due to pricing availability and differences in trading volume constituting an active market between February 28, 2015 and November 30, 2015, fair valuation usage resulted in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from February 28, 2015 through November 30, 2015:

	Risk-Managed Fund	Income Opportunities Fund
Transfers into Level 1	$30,118	$—
Transfers out of Level 1	—	—

Net Transfers in (out) of Level 1	$30,118	$—
Transfers into Level 2	$—	$—
Transfers out of Level 2	(30,118)	—

Net Transfers in (out) of Level 2	$(30,118)	$—

Income Opportunities Fund – did not hold any Level 3 securities. Transfers into and out of all Levels are represented by their balances as of the end of the reporting period. There were no transfers among Levels during fiscal period ended November 30, 2015.

1.	Federal Income Taxes

At November 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Risk-Managed Fund	Income Opportunities Fund
Cost of investments	$456,897,628	$613,965,845

Gross unrealized appreciation	$28,420,647	$24,583,959
Gross unrealized depreciation	(19,455,746)	(2,546,565)

Net unrealized appreciation on investments	$8,964,901	$22,037,394

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a.)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)). Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	January 29, 2016

By	/s/ Bret Magpiong
Title	Bret Magpiong, Treasurer and Principal Financial Officer

Date	January 29, 2016